UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT RESPONSIBLE INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2016

Item 1. Schedule of Investments.

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.3%

Aerospace & Defense - 0.3%
B/E Aerospace, Inc.	5,748	265,414
HEICO Corp.	2,408	160,878
Hexcel Corp.	5,372	223,690
Rockwell Collins, Inc.	7,554	643,148
Spirit AeroSystems Holdings, Inc., Class A *	6,751	290,293
TransDigm Group, Inc. *	2,881	759,691
		2,343,114

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	8,184	607,662
Expeditors International of Washington, Inc.	10,381	509,084
United Parcel Service, Inc., Class B	50,019	5,388,047
XPO Logistics, Inc. *(a)	5,406	141,962
		6,646,755

Airlines - 0.6%
Alaska Air Group, Inc.	7,092	413,393
American Airlines Group, Inc.	32,764	927,549
Delta Air Lines, Inc.	43,724	1,592,865
JetBlue Airways Corp. *	18,432	305,234
Southwest Airlines Co.	36,193	1,419,127
		4,658,168

Auto Components - 0.4%
BorgWarner, Inc.	9,769	288,381
Delphi Automotive plc	12,265	767,789
Gentex Corp.	13,095	202,318
Johnson Controls, Inc.	29,267	1,295,357
Lear Corp.	3,325	338,352
Tenneco, Inc. *	2,423	112,936
Visteon Corp.	1,746	114,904
		3,120,037

Automobiles - 0.5%
Ford Motor Co.	177,024	2,225,192
Harley-Davidson, Inc. (a)	8,293	375,673
Tesla Motors, Inc. *(a)	5,141	1,091,331

See notes to Schedule of Investments

Thor Industries, Inc.	2,009	130,063
		3,822,259

Banks - 5.9%
Associated Banc-Corp.	8,126	139,361
Bank of America Corp.	530,561	7,040,544
Bank of Hawaii Corp.	2,336	160,717
Bank of the Ozarks, Inc.	4,587	172,104
BankUnited, Inc.	5,821	178,821
BB&T Corp.	41,944	1,493,626
BOK Financial Corp. (a)	1,110	69,597
CIT Group, Inc.	8,856	282,595
Citigroup, Inc.	151,594	6,426,070
Citizens Financial Group, Inc.	27,323	545,914
Comerica, Inc.	9,046	372,062
Commerce Bancshares, Inc.	4,289	205,443
Cullen/Frost Bankers, Inc. (a)	3,091	196,989
East West Bancorp, Inc.	7,443	254,402
Fifth Third Bancorp	39,654	697,514
First Citizens BancShares, Inc., Class A	451	116,768
First Horizon National Corp.	12,947	178,410
First Niagara Financial Group, Inc.	19,381	188,771
First Republic Bank	7,697	538,713
FirstMerit Corp.	9,028	182,998
FNB Corp.	10,837	135,896
Home BancShares, Inc.	6,466	127,962
Huntington Bancshares, Inc.	41,263	368,891
Investors Bancorp, Inc.	16,482	182,621
KeyCorp	43,510	480,786
M&T Bank Corp.	8,249	975,279
MB Financial, Inc.	3,577	129,774
PacWest Bancorp	5,836	232,156
People's United Financial, Inc.	16,056	235,381
PNC Financial Services Group, Inc. (The)	25,791	2,099,129
Popular, Inc.	5,710	167,303
PrivateBancorp, Inc.	4,174	183,781
Prosperity Bancshares, Inc.	3,654	186,317
Regions Financial Corp.	65,428	556,792
Signature Bank *	2,743	342,656
SVB Financial Group *	2,676	254,648
Synovus Financial Corp.	6,807	197,335

See notes to Schedule of Investments

UMB Financial Corp. (a)	2,172	115,572
Umpqua Holdings Corp.	12,054	186,475
United Bankshares, Inc. (a)	3,349	125,621
US Bancorp	83,821	3,380,501
Webster Financial Corp.	5,017	170,327
Wells Fargo & Co.	238,636	11,294,642
Western Alliance Bancorp *	4,758	155,349
Zions Bancorporation	10,569	265,599
		41,992,212

Beverages - 2.7%
Coca-Cola Co. (The)	215,363	9,762,405
Dr Pepper Snapple Group, Inc.	10,335	998,671
PepsiCo, Inc.	79,894	8,463,970
		19,225,046

Biotechnology - 3.7%
AbbVie, Inc.	72,639	4,497,080
ACADIA Pharmaceuticals, Inc. *(a)	4,015	130,327
Agios Pharmaceuticals, Inc. *(a)	1,269	53,165
Alexion Pharmaceuticals, Inc. *	9,745	1,137,826
Alkermes plc *	6,789	293,420
Alnylam Pharmaceuticals, Inc. *	3,201	177,623
Amgen, Inc.	33,739	5,133,389
Biogen, Inc. *	9,884	2,390,149
BioMarin Pharmaceutical, Inc. *	7,129	554,636
Celgene Corp. *	34,789	3,431,239
Dyax Corp. CVR *(b)	4,124	4,578
Gilead Sciences, Inc.	59,815	4,989,767
Incyte Corp. *	7,511	600,730
Intercept Pharmaceuticals, Inc. *(a)	709	101,160
Ionis Pharmaceuticals, Inc. *	5,171	120,433
Juno Therapeutics, Inc. *(a)	3,368	129,466
Medivation, Inc. *	7,190	433,557
Myriad Genetics, Inc. *(a)	3,046	93,208
Regeneron Pharmaceuticals, Inc. *	3,570	1,246,751
Seattle Genetics, Inc. *(a)	4,363	176,309
United Therapeutics Corp. *	2,001	211,946
Vertex Pharmaceuticals, Inc. *	11,105	955,252
		26,862,011

See notes to Schedule of Investments

Building Products - 0.3%
A.O. Smith Corp.	3,969	349,709
Allegion plc	5,551	385,406
Armstrong World Industries, Inc. *	2,902	113,613
Lennox International, Inc.	2,199	313,577
Masco Corp.	19,367	599,215
Owens Corning	6,415	330,501
USG Corp. *	5,400	145,584
		2,237,605

Capital Markets - 2.3%
Affiliated Managers Group, Inc. *	3,031	426,674
Ameriprise Financial, Inc.	8,565	769,565
Artisan Partners Asset Management, Inc., Class A	3,917	108,423
Bank of New York Mellon Corp. (The)	55,633	2,161,342
BlackRock, Inc.	6,573	2,251,450
Charles Schwab Corp. (The)	62,123	1,572,333
E*Trade Financial Corp. *	14,397	338,185
Eaton Vance Corp.	6,137	216,882
Federated Investors, Inc., Class B	5,092	146,548
Franklin Resources, Inc.	19,034	635,165
Interactive Brokers Group, Inc., Class A	19,132	677,273
Invesco Ltd.	21,552	550,438
Janus Capital Group, Inc.	7,534	104,873
Legg Mason, Inc.	6,004	177,058
LPL Financial Holdings, Inc.	4,408	99,312
Morgan Stanley	78,039	2,027,453
Northern Trust Corp.	11,078	734,028
NorthStar Asset Management Group, Inc.	10,175	103,887
Raymond James Financial, Inc.	6,506	320,746
SEI Investments Co.	7,028	338,117
State Street Corp.	20,451	1,102,718
Stifel Financial Corp. *	3,687	115,956
T. Rowe Price Group, Inc.	12,820	935,475
TD Ameritrade Holding Corp.	14,136	402,523
		16,316,424

Chemicals - 2.2%
Air Products & Chemicals, Inc.	17,644	2,506,154
Axalta Coating Systems Ltd. *	15,381	408,058
Ecolab, Inc.	23,949	2,840,351

See notes to Schedule of Investments

International Flavors & Fragrances, Inc.	7,232	911,738
Mosaic Co. (The)	31,737	830,875
PolyOne Corp.	7,639	269,198
PPG Industries, Inc.	24,139	2,514,077
Praxair, Inc.	25,881	2,908,766
Sensient Technologies Corp.	4,075	289,488
Sherwin-Williams Co. (The)	7,133	2,094,748
		15,573,453

Commercial Services & Supplies - 0.6%
Cintas Corp.	4,922	482,996
Clean Harbors, Inc. *	2,816	146,742
Copart, Inc. *	5,641	276,465
Deluxe Corp.	2,772	183,978
Healthcare Services Group, Inc.	4,101	169,699
KAR Auction Services, Inc.	7,990	333,503
Pitney Bowes, Inc.	10,799	192,222
Rollins, Inc.	5,329	155,980
Tyco International plc	24,112	1,027,171
Waste Management, Inc.	23,413	1,551,579
		4,520,335

Communications Equipment - 1.1%
Arista Networks, Inc. *	1,454	93,609
ARRIS International plc *	7,104	148,900
Brocade Communications Systems, Inc.	15,427	141,620
Ciena Corp. *	5,093	95,494
Cisco Systems, Inc.	193,519	5,552,060
CommScope Holding Co., Inc. *	4,903	152,140
EchoStar Corp., Class A *	3,499	138,910
F5 Networks, Inc. *	2,591	294,959
Juniper Networks, Inc.	14,199	319,335
Motorola Solutions, Inc.	6,307	416,073
NetScout Systems, Inc. *	3,607	80,256
ViaSat, Inc. *(a)	1,691	120,737
		7,554,093

Construction & Engineering - 0.1%
Dycom Industries, Inc. *	1,776	159,414
EMCOR Group, Inc.	3,440	169,454
Quanta Services, Inc. *	7,189	166,210

See notes to Schedule of Investments

Valmont Industries, Inc.	1,215	164,353
		659,431

Consumer Finance - 1.5%
Ally Financial, Inc. *	22,737	388,121
American Express Co.	41,754	2,536,973
Capital One Financial Corp.	25,611	1,626,555
Credit Acceptance Corp. *(a)	563	104,200
Discover Financial Services	21,292	1,141,038
MasterCard, Inc., Class A	38,045	3,350,243
Navient Corp.	16,530	197,533
OneMain Holdings, Inc. *	6,200	141,484
SLM Corp. *	21,402	132,264
Synchrony Financial *	41,707	1,054,353
		10,672,764

Containers & Packaging - 0.8%
Avery Dennison Corp.	8,091	604,802
Ball Corp. (a)	12,865	930,011
Bemis Co., Inc.	8,591	442,351
Berry Plastics Group, Inc. *	10,969	426,146
Crown Holdings, Inc. *	12,654	641,178
Graphic Packaging Holding Co.	29,215	366,356
Owens-Illinois, Inc. *	11,172	201,208
Sealed Air Corp.	17,886	822,219
Sonoco Products Co.	9,141	453,942
WestRock Co.	22,918	890,823
		5,779,036

Distributors - 0.2%
Genuine Parts Co.	6,581	666,326
LKQ Corp. *	13,930	441,581
		1,107,907

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	1,811	120,087
Graham Holdings Co., Class B	232	113,573
ServiceMaster Global Holdings, Inc. *	5,877	233,905
		467,565

See notes to Schedule of Investments

Diversified Financial Services - 0.8%
CBOE Holdings, Inc.	4,204	280,071
CME Group, Inc.	17,491	1,703,623
Leucadia National Corp.	17,918	310,519
MarketAxess Holdings, Inc.	1,940	282,076
Moody's Corp.	8,731	818,182
MSCI, Inc.	4,486	345,960
S&P Global, Inc.	13,667	1,465,922
Voya Financial, Inc.	10,535	260,847
		5,467,200

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	228,432	9,870,547
CenturyLink, Inc.	20,021	580,809
Frontier Communications Corp. (a)	42,507	209,985
Level 3 Communications, Inc. *	10,534	542,396
SBA Communications Corp., Class A *	4,512	487,025
Verizon Communications, Inc.	151,547	8,462,384
Zayo Group Holdings, Inc. *	4,109	114,764
		20,267,910

Electric Utilities - 0.6%
Alliant Energy Corp.	35,853	1,423,364
ITC Holdings Corp.	24,136	1,130,048
OGE Energy Corp.	31,524	1,032,411
Portland General Electric Co.	14,034	619,180
		4,205,003

Electrical Equipment - 0.9%
Acuity Brands, Inc.	2,529	627,091
AMETEK, Inc.	13,424	620,592
Eaton Corp. plc	25,954	1,550,232
Emerson Electric Co.	36,457	1,901,597
EnerSys	2,363	140,528
Hubbell, Inc.	2,947	310,820
Regal-Beloit Corp.	2,464	135,643
Rockwell Automation, Inc.	7,382	847,601
Sensata Technologies Holding NV *	9,804	342,062
SolarCity Corp. *(a)	3,712	88,828
		6,564,994

See notes to Schedule of Investments

Electronic Equipment & Instruments - 0.7%
Amphenol Corp., Class A	11,886	681,424
Arrow Electronics, Inc. *	3,355	207,675
Avnet, Inc.	4,871	197,324
Belden, Inc.	1,540	92,970
Corning, Inc.	41,374	847,340
Dolby Laboratories, Inc., Class A	3,605	172,499
FEI Co.	1,520	162,458
Fitbit, Inc., Class A *(a)	3,270	39,959
Flextronics International Ltd. *	21,240	250,632
FLIR Systems, Inc.	5,100	157,845
Ingram Micro, Inc., Class A	5,714	198,733
IPG Photonics Corp. *	1,346	107,680
Jabil Circuit, Inc.	7,356	135,865
Keysight Technologies, Inc. *	6,458	187,863
National Instruments Corp.	4,407	120,752
TE Connectivity Ltd.	13,759	785,776
Trimble Navigation Ltd. *	9,789	238,460
Universal Display Corp. *	1,640	111,192
		4,696,447

Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	90,326	4,076,412
Core Laboratories NV	9,067	1,123,311
Dril-Quip, Inc. *	7,713	450,671
Ensco plc, Class A	62,150	603,477
FMC Technologies, Inc. *	46,544	1,241,328
Frank's International NV (a)	9,886	144,434
National Oilwell Varco, Inc.	78,059	2,626,685
Oceaneering International, Inc.	19,996	597,081
RPC, Inc. (a)	12,568	195,181
Weatherford International plc *	179,645	997,030
		12,055,610

Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	2,156	283,536
CVS Health Corp.	59,407	5,687,626
Kroger Co. (The)	52,857	1,944,609
PriceSmart, Inc.	1,005	94,038
Rite Aid Corp. *	56,660	424,383
Safeway Casa Ley CVR *(b)	7,013	771

See notes to Schedule of Investments

Safeway PDC LLC CVR *(b)	7,013	491
Sprouts Farmers Market, Inc. *	7,488	171,475
Sysco Corp.	28,994	1,471,156
Walgreens Boots Alliance, Inc.	47,919	3,990,215
Whole Foods Market, Inc.	17,807	570,180
		14,638,480

Food Products - 2.7%
B&G Foods, Inc.	3,465	167,013
Blue Buffalo Pet Products, Inc. *	3,582	83,604
Bunge Ltd.	7,610	450,132
Campbell Soup Co.	10,414	692,843
ConAgra Foods, Inc.	24,069	1,150,739
Flowers Foods, Inc.	10,422	195,413
General Mills, Inc.	32,920	2,347,854
Hain Celestial Group, Inc. (The) *	5,396	268,451
Hershey Co. (The)	10,858	1,232,274
Hormel Foods Corp.	14,728	539,045
J. M. Smucker Co. (The)	6,325	963,993
Kellogg Co.	14,050	1,147,182
Kraft Heinz Co. (The)	32,956	2,915,947
Lancaster Colony Corp.	1,033	131,821
McCormick & Co., Inc.	6,859	731,650
Mead Johnson Nutrition Co.	10,248	930,006
Mondelez International, Inc., Class A	86,012	3,914,406
Pinnacle Foods, Inc.	6,153	284,822
Post Holdings, Inc. *	3,720	307,607
Snyder's-Lance, Inc.	4,400	149,116
TreeHouse Foods, Inc. *	3,058	313,904
WhiteWave Foods Co. (The) *	9,520	446,869
		19,364,691

Gas Utilities - 1.0%
AGL Resources, Inc.	19,050	1,256,729
Atmos Energy Corp.	16,138	1,312,342
New Jersey Resources Corp.	13,584	523,663
ONE Gas, Inc.	8,234	548,302
Piedmont Natural Gas Co., Inc.	12,818	770,618
Southwest Gas Corp.	7,346	578,204
Spire, Inc.	7,158	507,073
UGI Corp.	27,259	1,233,470

See notes to Schedule of Investments

WGL Holdings, Inc.	7,946	562,497
		7,292,898

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	65,983	2,593,792
ABIOMED, Inc. *	1,677	183,279
Alere, Inc. *	3,886	161,969
Align Technology, Inc. *	3,135	252,524
Baxter International, Inc.	24,594	1,112,141
Becton Dickinson and Co.	9,555	1,620,432
Boston Scientific Corp. *	60,533	1,414,656
Cantel Medical Corp.	1,611	110,724
Cooper Cos., Inc. (The)	2,159	370,420
DENTSPLY SIRONA, Inc.	10,800	670,032
DexCom, Inc. *	3,522	279,400
Edwards Lifesciences Corp. *	9,645	961,896
Hill-Rom Holdings, Inc.	2,612	131,775
Hologic, Inc. *	10,895	376,967
IDEXX Laboratories, Inc. *	3,967	368,376
NuVasive, Inc. *	2,238	133,653
ResMed, Inc.	6,201	392,089
St. Jude Medical, Inc.	12,546	978,588
STERIS plc	3,244	223,025
Teleflex, Inc.	1,879	333,166
Varian Medical Systems, Inc. *(a)	4,289	352,684
West Pharmaceutical Services, Inc.	3,054	231,738
		13,253,326

Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. *	3,124	173,070
AmerisourceBergen Corp.	8,240	653,597
Amsurg Corp. *	2,313	179,350
Brookdale Senior Living, Inc. *	7,688	118,703
Cardinal Health, Inc.	14,752	1,150,803
Centene Corp. *	7,656	546,409
DaVita HealthCare Partners, Inc. *	7,402	572,323
Envision Healthcare Holdings, Inc. *	8,298	210,520
Express Scripts Holding Co. *	28,409	2,153,402
HCA Holdings, Inc. *	13,524	1,041,483
HealthSouth Corp.	3,817	148,176
Henry Schein, Inc. *	3,623	640,546

See notes to Schedule of Investments

Humana, Inc.	6,677	1,201,059
Laboratory Corporation of America Holdings *	4,597	598,851
LifePoint Health, Inc. *	1,844	120,542
McKesson Corp.	10,106	1,886,285
Mednax, Inc. *	4,030	291,893
Molina Healthcare, Inc. *	1,751	87,375
Patterson Cos., Inc.	3,676	176,044
Premier, Inc., Class A *	6,280	205,356
Quest Diagnostics, Inc.	6,317	514,267
Team Health Holdings, Inc. *	3,169	128,883
VCA, Inc. *	3,384	228,792
		13,027,729

Health Care Technology - 0.2%
athenahealth, Inc. *(a)	1,652	227,993
Cerner Corp. *	13,489	790,455
IMS Health Holdings, Inc. *	6,039	153,149
Veeva Systems, Inc., Class A *	5,141	175,411
		1,347,008

Hotels, Restaurants & Leisure - 1.4%
Aramark	10,082	336,940
Brinker International, Inc. (a)	2,442	111,184
Buffalo Wild Wings, Inc. *	854	118,663
Chipotle Mexican Grill, Inc. *	1,339	539,296
Cracker Barrel Old Country Store, Inc. (a)	1,038	177,986
Darden Restaurants, Inc.	5,386	341,149
Domino's Pizza, Inc.	2,243	294,685
Dunkin' Brands Group, Inc.	3,934	171,601
Hilton Worldwide Holdings, Inc.	23,154	521,660
Hyatt Hotels Corp., Class A *(a)	5,862	288,059
Jack in the Box, Inc.	1,475	126,732
Marriott International, Inc., Class A	8,645	574,547
Norwegian Cruise Line Holdings Ltd. *	9,160	364,934
Panera Bread Co., Class A *	1,035	219,358
Royal Caribbean Cruises Ltd.	7,675	515,376
Six Flags Entertainment Corp.	3,940	228,323
Starbucks Corp.	66,540	3,800,765
Starwood Hotels & Resorts Worldwide, Inc.	7,415	548,339
Texas Roadhouse, Inc.	2,869	130,826
Vail Resorts, Inc.	1,563	216,054

See notes to Schedule of Investments

Wendy's Co. (The)	10,789	103,790
Wyndham Worldwide Corp.	4,981	354,797
		10,085,064

Household Durables - 0.5%
Garmin Ltd.	4,904	208,028
Harman International Industries, Inc.	3,060	219,769
Helen of Troy Ltd. *	1,258	129,373
Leggett & Platt, Inc.	5,747	293,729
Mohawk Industries, Inc. *	2,816	534,364
Newell Brands, Inc.	21,669	1,052,463
Tempur Sealy International, Inc. *	2,322	128,453
Tupperware Brands Corp.	1,882	105,919
Whirlpool Corp.	3,436	572,575
		3,244,673

Household Products - 2.9%
Church & Dwight Co., Inc.	7,098	730,313
Clorox Co. (The)	7,169	992,118
Colgate-Palmolive Co.	49,548	3,626,913
Kimberly-Clark Corp.	20,031	2,753,862
Procter & Gamble Co. (The)	147,234	12,466,303
		20,569,509

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	104,028	1,298,269
NRG Energy, Inc.	49,710	745,153
NRG Yield, Inc., Class A (a)	29,631	450,984
		2,494,406

Industrial Conglomerates - 3.8%
3M Co.	34,370	6,018,874
Carlisle Co.'s, Inc.	3,632	383,830
Danaher Corp.	33,953	3,429,253
General Electric Co.	521,097	16,404,134
Roper Technologies, Inc.	5,759	982,255
		27,218,346

Insurance - 4.0%
Aflac, Inc.	21,383	1,542,997
Alleghany Corp. *	797	438,015

See notes to Schedule of Investments

Allstate Corp. (The)	19,337	1,352,623
American Financial Group, Inc.	3,672	271,471
American International Group, Inc.	57,800	3,057,042
Aon plc	13,684	1,494,703
Arch Capital Group Ltd. *	6,306	454,032
Arthur J. Gallagher & Co.	9,149	435,492
Assurant, Inc.	3,199	276,106
Assured Guaranty Ltd.	6,940	176,068
Axis Capital Holdings Ltd.	4,800	264,000
Chubb Ltd.	23,991	3,135,864
Cincinnati Financial Corp.	7,646	572,609
CNO Financial Group, Inc.	9,251	161,523
Endurance Specialty Holdings Ltd.	3,201	214,979
Everest Re Group Ltd.	1,334	243,682
First American Financial Corp.	5,660	227,645
Hanover Insurance Group, Inc. (The)	2,325	196,742
Hartford Financial Services Group, Inc. (The)	20,319	901,757
Lincoln National Corp.	12,345	478,616
Loews Corp.	13,833	568,398
Marsh & McLennan Cos., Inc.	26,923	1,843,149
MetLife, Inc.	45,398	1,808,202
Primerica, Inc.	2,430	139,093
Principal Financial Group, Inc.	13,923	572,375
ProAssurance Corp.	2,748	147,155
Progressive Corp. (The)	30,113	1,008,786
Prudential Financial, Inc.	22,830	1,628,692
Reinsurance Group of America, Inc.	3,309	320,940
RenaissanceRe Holdings Ltd.	2,226	261,421
RLI Corp.	1,962	134,946
Torchmark Corp.	5,796	358,309
Travelers Cos., Inc. (The)	15,103	1,797,861
Unum Group	12,281	390,413
White Mountains Insurance Group Ltd.	219	184,398
Willis Towers Watson plc	7,151	888,941
XL Group plc	14,636	487,525
		28,436,570

Internet & Catalog Retail - 2.5%
Amazon.com, Inc. *	17,755	12,705,833
HSN, Inc.	1,372	67,132
Netflix, Inc. *	19,455	1,779,744

See notes to Schedule of Investments

Priceline Group, Inc. (The) *	2,235	2,790,196
TripAdvisor, Inc. *	5,586	359,180
Wayfair, Inc., Class A *(a)	1,920	74,880
		17,776,965

Internet Software & Services - 4.4%
Akamai Technologies, Inc. *	6,524	364,887
Alphabet, Inc., Class A *	23,011	16,188,929
CoStar Group, Inc. *	1,214	265,453
eBay, Inc. *	40,668	952,038
Facebook, Inc., Class A *	96,845	11,067,447
IAC/InterActiveCorp	2,834	159,554
j2 Global, Inc.	1,733	109,474
Pandora Media, Inc. *(a)	7,649	95,230
Rackspace Hosting, Inc. *	4,161	86,798
Twitter, Inc. *(a)	21,254	359,405
VeriSign, Inc. *(a)	3,695	319,470
Yahoo!, Inc. *	34,061	1,279,331
Zillow Group, Inc., Class A *	6,149	225,361
		31,473,377

IT Services - 3.8%
Accenture plc, Class A	25,149	2,849,130
Alliance Data Systems Corp. *	2,232	437,293
Amdocs Ltd.	5,879	339,336
Automatic Data Processing, Inc.	17,527	1,610,205
Black Knight Financial Services, Inc., Class A *(a)	1,936	72,794
Booz Allen Hamilton Holding Corp.	4,480	132,787
Broadridge Financial Solutions, Inc.	4,429	288,771
Cognizant Technology Solutions Corp., Class A *	23,311	1,334,322
Computer Sciences Corp.	5,370	266,620
Convergys Corp.	3,712	92,800
CoreLogic, Inc. *	3,310	127,369
CSRA, Inc.	5,278	123,664
DST Systems, Inc.	1,200	139,716
EPAM Systems, Inc. *	1,798	115,629
Euronet Worldwide, Inc. *	1,922	132,983
Fidelity National Information Services, Inc.	10,676	786,608
First Data Corp., Class A *	34,917	386,531
Fiserv, Inc. *	8,574	932,251
Gartner, Inc. *	3,000	292,230

See notes to Schedule of Investments

Genpact Ltd. *	5,577	149,687
Global Payments, Inc.	5,936	423,712
International Business Machines Corp.	33,980	5,157,484
Jack Henry & Associates, Inc.	2,903	253,345
Leidos Holdings, Inc.	2,683	128,435
MAXIMUS, Inc.	2,381	131,836
Paychex, Inc.	12,514	744,583
PayPal Holdings, Inc. *	42,436	1,549,338
Sabre Corp.	7,370	197,442
Square, Inc., Class A *(a)	12,901	116,754
Syntel, Inc. *	1,087	49,198
Teradata Corp. *	4,567	114,495
Total System Services, Inc.	6,272	333,106
Vantiv, Inc., Class A *	6,406	362,580
Visa, Inc., Class A	80,748	5,989,079
Western Union Co. (The)	19,336	370,864
WEX, Inc. *	1,452	128,749
Xerox Corp.	36,677	348,065
		27,009,791

Leisure Products - 0.2%
Brunswick Corp.	3,869	175,343
Hasbro, Inc.	4,929	413,987
Mattel, Inc.	15,026	470,163
Polaris Industries, Inc. (a)	2,725	222,796
		1,282,289

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	14,565	646,103
Bio-Rad Laboratories, Inc., Class A *	977	139,730
Bio-Techne Corp.	1,584	178,628
Bruker Corp.	4,551	103,490
Charles River Laboratories International, Inc. *	2,000	164,880
Illumina, Inc. *	6,580	923,700
Mettler-Toledo International, Inc. *	1,177	429,511
PAREXEL International Corp. *	2,300	144,624
PerkinElmer, Inc.	4,950	259,479
PRA Health Sciences, Inc. *	1,360	56,794
Quintiles Transnational Holdings, Inc. *	3,529	230,514
Thermo Fisher Scientific, Inc.	17,685	2,613,136
VWR Corp. *	2,611	75,458

See notes to Schedule of Investments

Waters Corp. *	3,452	485,524
		6,451,571

Machinery - 2.0%
AGCO Corp.	3,853	181,592
Allison Transmission Holdings, Inc.	9,617	271,488
CLARCOR, Inc.	2,710	164,849
Colfax Corp. *	4,871	128,887
Crane Co.	2,619	148,550
Cummins, Inc.	8,978	1,009,486
Deere & Co.	17,023	1,379,544
Donaldson Co., Inc.	7,016	241,070
Dover Corp.	8,779	608,560
Flowserve Corp.	7,451	336,562
Graco, Inc.	3,037	239,893
IDEX Corp.	4,345	356,724
Illinois Tool Works, Inc.	18,328	1,909,044
Ingersoll-Rand plc	14,590	929,091
ITT, Inc.	4,942	158,045
Lincoln Electric Holdings, Inc.	3,636	214,815
Middleby Corp. (The) *	3,274	377,328
Nordson Corp.	2,711	226,667
Oshkosh Corp.	4,008	191,222
PACCAR, Inc.	19,900	1,032,213
Parker-Hannifin Corp.	7,699	831,877
Pentair plc	10,340	602,718
Snap-on, Inc.	3,333	526,014
Stanley Black & Decker, Inc.	8,662	963,388
Timken Co. (The)	4,153	127,331
Toro Co. (The)	3,119	275,096
WABCO Holdings, Inc. *	3,096	283,501
Wabtec Corp.	5,100	358,173
Woodward, Inc.	3,053	175,975
Xylem, Inc.	10,154	453,376
		14,703,079

Media - 3.6%
AMC Networks, Inc., Class A *	2,570	155,279
Cable One, Inc.	198	101,259
CBS Corp., Class B	17,761	966,909
Charter Communications, Inc., Class A *	10,389	2,375,341

See notes to Schedule of Investments

Cinemark Holdings, Inc.	4,571	166,659
Comcast Corp., Class A	110,038	7,173,377
DISH Network Corp., Class A *	20,311	1,064,296
Interpublic Group of Cos., Inc. (The)	17,918	413,906
John Wiley & Sons, Inc., Class A	1,963	102,429
Liberty Broadband Corp., Class A *	7,857	466,706
Liberty SiriusXM Group, Class A *	15,005	470,557
Lions Gate Entertainment Corp.	5,512	111,508
Madison Square Garden Co. (The), Class A *	1,136	195,971
Omnicom Group, Inc.	10,742	875,365
Scripps Networks Interactive, Inc., Class A	5,858	364,778
Sinclair Broadcast Group, Inc., Class A	3,059	91,342
Sirius XM Holdings, Inc. *(a)	80,822	319,247
Starz, Class A *	4,014	120,099
Thomson Reuters Corp.	13,974	564,829
Time Warner, Inc.	35,653	2,621,922
Tribune Media Co., Class A	3,462	135,641
Viacom, Inc., Class B	14,889	617,447
Walt Disney Co. (The)	67,672	6,619,675
		26,094,542

Metals & Mining - 0.4%
Compass Minerals International, Inc. (a)	3,071	227,837
Nucor Corp.	28,844	1,425,182
Reliance Steel & Aluminum Co.	6,562	504,618
Steel Dynamics, Inc.	22,098	541,401
		2,699,038

Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	67,911	1,629,864
CMS Energy Corp.	44,194	2,026,737
Consolidated Edison, Inc.	48,014	3,862,246
Sempra Energy	37,416	4,266,172
		11,785,019

Multiline Retail - 0.5%
Dollar Tree, Inc. *	10,232	964,264
J.C. Penney Co., Inc. *(a)	13,059	115,964
Kohl's Corp.	8,532	323,533
Macy's, Inc.	14,077	473,128
Nordstrom, Inc.	5,330	202,807

See notes to Schedule of Investments

Target Corp.	26,716	1,865,311
		3,945,007

Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy Partners LP Holdings LLC	9,675	192,823
Cheniere Energy, Inc. *	45,661	1,714,571
ONEOK, Inc.	43,350	2,056,957
Spectra Energy Corp.	144,573	5,295,709
		9,260,060

Paper & Forest Products - 0.0%
Domtar Corp.	5,689	199,172

Personal Products - 0.4%
Coty, Inc., Class A (a)	8,815	229,102
Edgewell Personal Care Co.	3,142	265,216
Estee Lauder Co.'s, Inc. (The), Class A	20,276	1,845,522
Herbalife Ltd. *	3,738	218,785
		2,558,625

Pharmaceuticals - 6.7%
Akorn, Inc. *	3,755	106,961
Allergan plc *	17,765	4,105,314
Bristol-Myers Squibb Co.	74,972	5,514,191
Catalent, Inc. *	4,832	111,088
Eli Lilly & Co.	43,627	3,435,626
Impax Laboratories, Inc. *	2,984	85,999
Jazz Pharmaceuticals plc *	2,717	383,939
Johnson & Johnson	123,537	14,985,038
Merck & Co., Inc.	124,318	7,161,960
Mylan NV *	19,179	829,300
Perrigo Co. plc	6,432	583,189
Pfizer, Inc.	272,386	9,590,711
Prestige Brands Holdings, Inc. *	2,370	131,298
Zoetis, Inc.	20,648	979,954
		48,004,568

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	2,103	256,229
Equifax, Inc.	6,744	865,930
IHS, Inc., Class A *	3,792	438,393

See notes to Schedule of Investments

Manpowergroup, Inc.	4,196	269,971
Nielsen Holdings plc	20,446	1,062,579
Robert Half International, Inc.	7,360	280,858
TransUnion *	2,898	96,909
Verisk Analytics, Inc. *	8,956	726,152
		3,997,021

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A *	16,516	437,344
Howard Hughes Corp. (The) *	1,851	211,606
Jones Lang LaSalle, Inc.	2,330	227,058
Realogy Holdings Corp. *	7,593	220,349
		1,096,357

Road & Rail - 0.5%
AMERCO	354	132,591
Avis Budget Group, Inc. *	5,455	175,815
Genesee & Wyoming, Inc., Class A *	3,271	192,825
Hertz Global Holdings, Inc. *	22,608	250,270
JB Hunt Transport Services, Inc.	5,044	408,211
Kansas City Southern	6,251	563,152
Landstar System, Inc.	2,345	161,008
Norfolk Southern Corp.	16,759	1,426,694
Old Dominion Freight Line, Inc. *	4,067	245,281
Ryder System, Inc.	2,963	181,158
		3,737,005

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. *(a)	24,730	127,112
Analog Devices, Inc.	11,943	676,452
Applied Materials, Inc.	41,905	1,004,463
Cavium, Inc. *	2,080	80,288
Cree, Inc. *	3,864	94,436
Cypress Semiconductor Corp. (a)	11,995	126,547
First Solar, Inc. *	2,727	132,205
Integrated Device Technology, Inc. *	5,253	105,743
Intel Corp.	181,680	5,959,104
KLA-Tencor Corp.	5,770	422,653
Lam Research Corp. (a)	6,058	509,235
Linear Technology Corp.	9,199	428,029
Marvell Technology Group Ltd.	16,034	152,804

See notes to Schedule of Investments

Maxim Integrated Products, Inc.	10,939	390,413
Microchip Technology, Inc.	8,265	419,531
Micron Technology, Inc. *	39,900	549,024
NVIDIA Corp.	19,653	923,888
ON Semiconductor Corp. *	15,670	138,209
Qorvo, Inc. *	4,907	271,161
QUALCOMM, Inc.	56,517	3,027,616
Skyworks Solutions, Inc.	7,465	472,385
SunPower Corp. *(a)	2,284	35,379
Teradyne, Inc.	7,649	150,609
Texas Instruments, Inc.	38,638	2,420,671
Xilinx, Inc.	9,745	449,537
		19,067,494

Software - 4.5%
Adobe Systems, Inc. *	19,063	1,826,045
ANSYS, Inc. *	3,410	309,458
Aspen Technology, Inc. *	3,150	126,756
Autodesk, Inc. *	8,672	469,502
Blackbaud, Inc.	1,827	124,053
CA, Inc.	11,404	374,393
CDK Global, Inc.	5,921	328,556
Citrix Systems, Inc. *	5,627	450,666
Electronic Arts, Inc. *	11,603	879,043
Fair Isaac Corp.	1,150	129,962
FireEye, Inc. *	5,696	93,813
Fortinet, Inc. *	5,436	171,723
Guidewire Software, Inc. *	2,790	172,310
Intuit, Inc.	9,511	1,061,523
Manhattan Associates, Inc. *	2,687	172,317
Microsoft Corp.	302,432	15,475,446
NetSuite, Inc. *	1,591	115,825
Nuance Communications, Inc. *	8,594	134,324
Oracle Corp.	116,557	4,770,678
PTC, Inc. *	4,264	160,241
Qlik Technologies, Inc. *	3,460	102,347
Salesforce.com, Inc. *	24,692	1,960,792
ServiceNow, Inc. *	6,014	399,330
Splunk, Inc. *	4,972	269,383
Symantec Corp.	23,558	483,881
Synopsys, Inc. *	5,675	306,904

See notes to Schedule of Investments

Take-Two Interactive Software, Inc. *	3,113	118,045
Tyler Technologies, Inc. *	1,251	208,554
Ultimate Software Group, Inc. (The) *	1,021	214,706
VMware, Inc., Class A *(a)	10,671	610,595
Workday, Inc., Class A *	5,457	407,474
		32,428,645

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	3,187	515,115
American Eagle Outfitters, Inc. (a)	6,820	108,643
AutoNation, Inc. *(a)	3,253	152,826
Bed Bath & Beyond, Inc.	7,051	304,744
Best Buy Co., Inc.	12,400	379,440
Burlington Stores, Inc. *	3,044	203,065
CarMax, Inc. *(a)	8,728	427,934
CST Brands, Inc.	3,230	139,148
Foot Locker, Inc.	6,085	333,823
GameStop Corp., Class A	4,417	117,404
Gap, Inc. (The) (a)	9,668	205,155
Home Depot, Inc. (The)	56,399	7,201,588
Lowe's Cos., Inc.	40,173	3,180,496
Michaels Cos., Inc. (The) *	6,780	192,823
O'Reilly Automotive, Inc. *	4,258	1,154,344
Penske Automotive Group, Inc.	1,934	60,844
Ross Stores, Inc.	17,917	1,015,715
Sally Beauty Holdings, Inc. *	6,291	185,018
Signet Jewelers Ltd.	3,480	286,787
Staples, Inc.	27,765	239,334
Tiffany & Co. (a)	4,997	303,018
TJX Cos., Inc. (The)	29,971	2,314,660
Tractor Supply Co.	5,919	539,695
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,692	655,879
Williams-Sonoma, Inc.	3,448	179,744
		20,397,242

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	210,745	20,147,222
EMC Corp.	75,714	2,057,149
Hewlett Packard Enterprise Co.	63,935	1,168,093
HP, Inc.	66,640	836,332
Seagate Technology plc (a)	11,465	279,288

See notes to Schedule of Investments

Western Digital Corp.	10,828	511,731
		24,999,815

Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	2,234	237,854
Coach, Inc.	12,307	501,387
Columbia Sportswear Co.	1,158	66,631
Hanesbrands, Inc.	17,215	432,613
Kate Spade & Co. *	5,485	113,046
lululemon athletica, Inc. *(a)	4,681	345,739
Michael Kors Holdings Ltd. *	7,753	383,618
NIKE, Inc., Class B	66,451	3,668,095
PVH Corp.	3,663	345,165
Skechers U.S.A., Inc., Class A *	5,162	153,415
Under Armour, Inc., Class A *(a)	19,035	763,875
VF Corp.	15,125	930,036
		7,941,474

Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. *	18,700	111,265
New York Community Bancorp, Inc.	25,155	377,074
Radian Group, Inc.	11,067	115,318
TFS Financial Corp.	3,483	59,977
		663,634

Trading Companies & Distributors - 0.3%
Air Lease Corp. (a)	5,332	142,791
Fastenal Co. (a)	16,590	736,430
HD Supply Holdings, Inc. *	10,459	364,182
MSC Industrial Direct Co., Inc., Class A	2,782	196,298
United Rentals, Inc. *	5,218	350,128
W.W. Grainger, Inc. (a)	3,141	713,792
		2,503,621

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	4,326	320,340

Water Utilities - 0.5%
American Water Works Co., Inc.	28,053	2,370,759

See notes to Schedule of Investments

Aqua America, Inc.	27,984	997,909
		3,368,668

Wireless Telecommunication Services - 0.1%
Sprint Corp. *	22,553	102,165
T-Mobile US, Inc. *	10,671	461,735
Telephone & Data Systems, Inc.	3,576	106,064
United States Cellular Corp. *	782	30,709
		700,673

Total Common Stocks (Cost $637,170,367)		712,253,171

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.4%
State Street Bank Time Deposit, 0.293%, 7/1/16	3,024,364	3,024,364

Total Time Deposit (Cost $3,024,364)		3,024,364

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%	10,663,435	10,663,435

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $10,663,435)		10,663,435

TOTAL INVESTMENTS (Cost $650,858,166) - 101.2%		725,940,970
Other assets and liabilities, net - (1.2%)		(8,899,090)
NET ASSETS - 100.0%		$717,041,880

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $10,406,088.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $5,840, which represents 0.0% of the net assets of the Fund as of June 30, 2016.

Abbreviations:
CVR:	Contingent Value Rights
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.9%

Aerospace & Defense - 0.5%
B/E Aerospace, Inc.	330	15,238
HEICO Corp.	368	24,586
Hexcel Corp.	371	15,448
Rockwell Collins, Inc.	489	41,634
Spirit AeroSystems Holdings, Inc., Class A *	538	23,134
TransDigm Group, Inc. *	378	99,675
		219,715

Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	626	46,481
Expeditors International of Washington, Inc.	758	37,172
United Parcel Service, Inc., Class B	6,330	681,868
XPO Logistics, Inc. *(a)	671	17,620
		783,141

Airlines - 0.5%
Alaska Air Group, Inc.	411	23,957
Delta Air Lines, Inc.	2,753	100,292
Southwest Airlines Co.	2,711	106,298
		230,547

Auto Components - 0.2%
Delphi Automotive plc	882	55,213
Gentex Corp.	551	8,513
Lear Corp.	372	37,855
Tenneco, Inc. *	96	4,474
		106,055

Automobiles - 0.3%
Harley-Davidson, Inc. (a)	275	12,458
Tesla Motors, Inc. *(a)	572	121,424
Thor Industries, Inc.	149	9,646
		143,528

Banks - 0.4%
Bank of the Ozarks, Inc.	258	9,680
Commerce Bancshares, Inc.	185	8,862

See notes to Schedule of Investments

First Republic Bank	553	38,704
Home BancShares, Inc.	406	8,035
PrivateBancorp, Inc.	254	11,184
Signature Bank *	376	46,970
SVB Financial Group *	176	16,748
Western Alliance Bancorp *	340	11,101
		151,284

Beverages - 2.5%
Coca-Cola Co. (The)	10,449	473,653
Dr Pepper Snapple Group, Inc.	828	80,010
PepsiCo, Inc.	4,908	519,953
		1,073,616

Biotechnology - 7.0%
AbbVie, Inc.	5,458	337,905
ACADIA Pharmaceuticals, Inc. *(a)	516	16,749
Agios Pharmaceuticals, Inc. *(a)	56	2,346
Alexion Pharmaceuticals, Inc. *	1,294	151,087
Alkermes plc *	873	37,731
Alnylam Pharmaceuticals, Inc. *	419	23,250
Amgen, Inc.	4,365	664,135
Biogen, Inc. *	1,267	306,386
BioMarin Pharmaceutical, Inc. *	939	73,054
Celgene Corp. *	4,501	443,934
Dyax Corp. CVR (b)	565	627
Gilead Sciences, Inc.	5,292	441,459
Incyte Corp. *	986	78,860
Intercept Pharmaceuticals, Inc. *(a)	51	7,277
Ionis Pharmaceuticals, Inc. *	677	15,767
Juno Therapeutics, Inc. *(a)	410	15,760
Medivation, Inc. *	926	55,838
Myriad Genetics, Inc. *(a)	283	8,660
Regeneron Pharmaceuticals, Inc. *	462	161,344
Seattle Genetics, Inc. *	367	14,831
United Therapeutics Corp. *	257	27,221
Vertex Pharmaceuticals, Inc. *	1,428	122,837
		3,007,058

Building Products - 0.5%
A.O. Smith Corp.	521	45,905

See notes to Schedule of Investments

Allegion plc	712	49,434
Armstrong World Industries, Inc. *	137	5,363
Lennox International, Inc.	289	41,211
Masco Corp.	1,239	38,335
Owens Corning	530	27,306
USG Corp. *	285	7,684
		215,238

Capital Markets - 1.9%
Affiliated Managers Group, Inc. *	401	56,449
Ameriprise Financial, Inc.	576	51,753
BlackRock, Inc.	890	304,852
Charles Schwab Corp. (The)	4,813	121,817
E*Trade Financial Corp. *	733	17,218
Eaton Vance Corp.	302	10,673
Federated Investors, Inc., Class B	289	8,317
Interactive Brokers Group, Inc., Class A	2,623	92,854
Northern Trust Corp.	558	36,973
NorthStar Asset Management Group, Inc.	713	7,280
SEI Investments Co.	963	46,330
T. Rowe Price Group, Inc.	636	46,409
TD Ameritrade Holding Corp.	743	21,157
		822,082

Chemicals - 2.3%
Air Products & Chemicals, Inc.	919	130,535
Axalta Coating Systems Ltd. *	1,014	26,902
Ecolab, Inc.	1,519	180,153
International Flavors & Fragrances, Inc.	444	55,975
PolyOne Corp.	390	13,744
PPG Industries, Inc.	2,373	247,148
Praxair, Inc.	962	108,119
Sensient Technologies Corp.	160	11,366
Sherwin-Williams Co. (The)	701	205,863
		979,805

Commercial Services & Supplies - 0.8%
Cintas Corp.	619	60,742
Clean Harbors, Inc. *	168	8,755
Copart, Inc. *	740	36,267
Deluxe Corp.	185	12,278

See notes to Schedule of Investments

Healthcare Services Group, Inc.	337	13,945
KAR Auction Services, Inc.	569	23,750
Rollins, Inc.	477	13,962
Tyco International plc	1,616	68,842
Waste Management, Inc.	1,437	95,230
		333,771

Communications Equipment - 0.3%
Arista Networks, Inc. *	172	11,073
ARRIS International plc *	527	11,046
Ciena Corp. *	434	8,138
CommScope Holding Co., Inc. *	472	14,646
F5 Networks, Inc. *	322	36,656
Juniper Networks, Inc.	687	15,451
Motorola Solutions, Inc.	471	31,072
ViaSat, Inc. *	218	15,565
		143,647

Construction & Engineering - 0.0%
Dycom Industries, Inc. *	233	20,914

Consumer Finance - 1.1%
Ally Financial, Inc. *	1,784	30,453
Credit Acceptance Corp. *(a)	67	12,400
MasterCard, Inc., Class A	4,806	423,216
OneMain Holdings, Inc. *	868	19,808
		485,877

Containers & Packaging - 0.4%
Avery Dennison Corp.	431	32,217
Ball Corp.	521	37,663
Berry Plastics Group, Inc. *	627	24,359
Crown Holdings, Inc. *	492	24,930
Graphic Packaging Holding Co.	943	11,825
Sealed Air Corp.	617	28,364
Sonoco Products Co.	273	13,557
		172,915

Distributors - 0.2%
Genuine Parts Co.	337	34,121

See notes to Schedule of Investments

LKQ Corp. *	980	31,066
		65,187

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	217	14,389
ServiceMaster Global Holdings, Inc. *	462	18,388
		32,777

Diversified Financial Services - 1.2%
CBOE Holdings, Inc.	576	38,373
CME Group, Inc.	733	71,394
MarketAxess Holdings, Inc.	266	38,676
Moody's Corp.	1,197	112,171
MSCI, Inc.	615	47,429
S&P Global, Inc.	1,873	200,898
		508,941

Diversified Telecommunication Services - 1.1%
Level 3 Communications, Inc. *	769	39,596
SBA Communications Corp., Class A *	609	65,735
Verizon Communications, Inc.	6,253	349,168
Zayo Group Holdings, Inc. *	623	17,400
		471,899

Electric Utilities - 0.2%
ITC Holdings Corp.	1,522	71,260

Electrical Equipment - 0.5%
Acuity Brands, Inc.	313	77,611
AMETEK, Inc.	808	37,354
Hubbell, Inc.	163	17,192
Rockwell Automation, Inc.	342	39,268
Sensata Technologies Holding NV *	873	30,459
SolarCity Corp. *(a)	159	3,805
		205,689

Electronic Equipment & Instruments - 0.5%
Amphenol Corp., Class A	975	55,897
Belden, Inc.	110	6,641
Dolby Laboratories, Inc., Class A	225	10,766
FEI Co.	130	13,894

See notes to Schedule of Investments

Fitbit, Inc., Class A *(a)	285	3,483
FLIR Systems, Inc.	250	7,738
IPG Photonics Corp. *	158	12,640
Keysight Technologies, Inc. *	501	14,574
National Instruments Corp.	251	6,877
TE Connectivity Ltd.	577	32,952
Trimble Navigation Ltd. *	755	18,392
Universal Display Corp. *	206	13,967
		197,821

Energy Equipment & Services - 0.2%
Core Laboratories NV	331	41,008
RPC, Inc.	769	11,943
Weatherford International plc *	7,186	39,882
		92,833

Food & Staples Retailing - 2.7%
Casey's General Stores, Inc.	162	21,305
CVS Health Corp.	7,444	712,689
PriceSmart, Inc.	84	7,860
Sprouts Farmers Market, Inc. *	312	7,145
Sysco Corp.	1,125	57,082
Walgreens Boots Alliance, Inc.	3,953	329,166
Whole Foods Market, Inc.	764	24,463
		1,159,710

Food Products - 2.7%
B&G Foods, Inc.	228	10,990
Blue Buffalo Pet Products, Inc. *	446	10,410
Campbell Soup Co.	784	52,159
General Mills, Inc.	1,891	134,866
Hain Celestial Group, Inc. (The) *	458	22,785
Hershey Co. (The)	761	86,366
Hormel Foods Corp.	1,045	38,247
J. M. Smucker Co. (The)	378	57,611
Kellogg Co.	590	48,173
Kraft Heinz Co. (The)	1,855	164,130
McCormick & Co., Inc.	533	56,855
Mead Johnson Nutrition Co.	684	62,073
Mondelez International, Inc., Class A	6,168	280,706
Pinnacle Foods, Inc.	273	12,637

See notes to Schedule of Investments

Post Holdings, Inc. *	477	39,443
Snyder's-Lance, Inc.	168	5,694
TreeHouse Foods, Inc. *	209	21,454
WhiteWave Foods Co. (The) *	1,220	57,267
		1,161,866

Gas Utilities - 0.4%
Atmos Energy Corp.	758	61,641
ONE Gas, Inc.	363	24,172
Piedmont Natural Gas Co., Inc.	853	51,282
Southwest Gas Corp.	396	31,169
		168,264

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	2,987	117,419
ABIOMED, Inc. *	219	23,935
Alere, Inc. *	500	20,840
Align Technology, Inc. *	404	32,542
Becton Dickinson and Co.	1,225	207,748
Boston Scientific Corp. *	4,506	105,305
Cantel Medical Corp.	207	14,227
Cooper Cos., Inc. (The)	280	48,040
DENTSPLY SIRONA, Inc.	554	34,370
DexCom, Inc. *	282	22,371
Edwards Lifesciences Corp. *	1,216	121,272
Hill-Rom Holdings, Inc.	151	7,618
Hologic, Inc. *	837	28,960
IDEXX Laboratories, Inc. *	499	46,337
NuVasive, Inc. *	288	17,199
ResMed, Inc.	486	30,730
St. Jude Medical, Inc.	850	66,300
STERIS plc	201	13,819
Teleflex, Inc.	252	44,682
Varian Medical Systems, Inc. *	351	28,863
West Pharmaceutical Services, Inc.	422	32,021
		1,064,598

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. *	409	22,659
AmerisourceBergen Corp.	372	29,507
Amsurg Corp. *	302	23,417

See notes to Schedule of Investments

Brookdale Senior Living, Inc. *	1,073	16,567
Cardinal Health, Inc.	773	60,302
Centene Corp. *	984	70,228
DaVita HealthCare Partners, Inc. *	614	47,475
Envision Healthcare Holdings, Inc. *	553	14,030
Express Scripts Holding Co. *	1,880	142,504
HCA Holdings, Inc. *	1,739	133,920
HealthSouth Corp.	188	7,298
Henry Schein, Inc. *	474	83,803
Humana, Inc.	402	72,312
Laboratory Corporation of America Holdings *	591	76,990
LifePoint Health, Inc. *	76	4,968
McKesson Corp.	1,299	242,458
Mednax, Inc. *	363	26,292
Molina Healthcare, Inc. *	104	5,190
Patterson Cos., Inc.	215	10,296
Premier, Inc., Class A *	802	26,225
Quest Diagnostics, Inc.	298	24,260
Team Health Holdings, Inc. *	258	10,493
VCA, Inc. *	440	29,748
		1,180,942

Health Care Technology - 0.4%
athenahealth, Inc. *(a)	227	31,328
Cerner Corp. *	1,719	100,733
IMS Health Holdings, Inc. *	857	21,734
Veeva Systems, Inc., Class A *	638	21,769
		175,564

Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc. (a)	119	5,418
Buffalo Wild Wings, Inc. *	95	13,200
Chipotle Mexican Grill, Inc. *	147	59,206
Cracker Barrel Old Country Store, Inc. (a)	75	12,860
Darden Restaurants, Inc.	272	17,228
Domino's Pizza, Inc.	253	33,239
Dunkin' Brands Group, Inc.	278	12,126
Hilton Worldwide Holdings, Inc.	1,572	35,417
Hyatt Hotels Corp., Class A *(a)	378	18,575
Jack in the Box, Inc.	164	14,091
Marriott International, Inc., Class A	961	63,868

See notes to Schedule of Investments

Norwegian Cruise Line Holdings Ltd. *	708	28,207
Panera Bread Co., Class A *	120	25,433
Royal Caribbean Cruises Ltd.	846	56,809
Six Flags Entertainment Corp.	205	11,880
Starbucks Corp.	7,439	424,916
Starwood Hotels & Resorts Worldwide, Inc.	377	27,879
Texas Roadhouse, Inc.	206	9,394
Vail Resorts, Inc.	182	25,158
Wyndham Worldwide Corp.	241	17,166
		912,070

Household Durables - 0.6%
Harman International Industries, Inc.	207	14,867
Helen of Troy Ltd. *	140	14,398
Leggett & Platt, Inc.	369	18,859
Mohawk Industries, Inc. *	321	60,913
Newell Brands, Inc.	993	48,230
Tempur Sealy International, Inc. *	294	16,264
Whirlpool Corp.	383	63,823
		237,354

Household Products - 1.4%
Church & Dwight Co., Inc.	614	63,174
Clorox Co. (The)	892	123,444
Colgate-Palmolive Co.	3,299	241,487
Kimberly-Clark Corp.	1,247	171,438
		599,543

Industrial Conglomerates - 4.3%
3M Co.	4,349	761,597
Carlisle Co.'s, Inc.	328	34,663
Danaher Corp.	2,859	288,759
General Electric Co.	21,032	662,087
Roper Technologies, Inc.	485	82,722
		1,829,828

Insurance - 0.9%
Aon plc	1,163	127,035
Arthur J. Gallagher & Co.	420	19,992
Assurant, Inc.	439	37,890
Cincinnati Financial Corp.	323	24,189

See notes to Schedule of Investments

Hanover Insurance Group, Inc. (The)	119	10,070
Marsh & McLennan Cos., Inc.	1,988	136,098
Primerica, Inc.	133	7,613
RLI Corp.	88	6,053
White Mountains Insurance Group Ltd.	11	9,262
		378,202

Internet & Catalog Retail - 4.6%
Amazon.com, Inc. *	1,989	1,423,368
HSN, Inc.	55	2,691
Netflix, Inc. *	2,159	197,505
Priceline Group, Inc. (The) *	252	314,600
TripAdvisor, Inc. *	632	40,638
Wayfair, Inc., Class A *	179	6,981
		1,985,783

Internet Software & Services - 8.7%
Akamai Technologies, Inc. *	814	45,527
Alphabet, Inc., Class A *	2,907	2,045,162
CoStar Group, Inc. *	158	34,548
Facebook, Inc., Class A *	12,233	1,397,987
IAC/InterActiveCorp	145	8,164
j2 Global, Inc.	218	13,771
Pandora Media, Inc. *(a)	1,039	12,936
Rackspace Hosting, Inc. *	319	6,654
Twitter, Inc. *(a)	2,951	49,901
VeriSign, Inc. *	446	38,561
Yahoo!, Inc. *	1,421	53,373
Zillow Group, Inc., Class A *	380	13,927
		3,720,511

IT Services - 5.5%
Accenture plc, Class A	3,158	357,770
Alliance Data Systems Corp. *	285	55,837
Amdocs Ltd.	352	20,317
Automatic Data Processing, Inc.	1,272	116,859
Black Knight Financial Services, Inc., Class A *(a)	193	7,257
Broadridge Financial Solutions, Inc.	374	24,385
Cognizant Technology Solutions Corp., Class A *	2,932	167,828
Convergys Corp.	167	4,175
CoreLogic, Inc. *	256	9,851

See notes to Schedule of Investments

CSRA, Inc.	663	15,534
DST Systems, Inc.	151	17,581
EPAM Systems, Inc. *	206	13,248
Euronet Worldwide, Inc. *	237	16,398
Fidelity National Information Services, Inc.	799	58,870
First Data Corp., Class A *	4,385	48,542
Fiserv, Inc. *	1,076	116,993
Gartner, Inc. *	401	39,061
Genpact Ltd. *	505	13,554
Global Payments, Inc.	744	53,107
Jack Henry & Associates, Inc.	364	31,766
MAXIMUS, Inc.	298	16,500
Paychex, Inc.	849	50,515
PayPal Holdings, Inc. *	5,329	194,562
Sabre Corp.	928	24,861
Square, Inc., Class A *	1,132	10,245
Syntel, Inc. *	106	4,798
Total System Services, Inc.	775	41,160
Vantiv, Inc., Class A *	805	45,563
Visa, Inc., Class A	10,200	756,534
WEX, Inc. *	95	8,424
		2,342,095

Leisure Products - 0.1%
Brunswick Corp.	225	10,197
Hasbro, Inc.	358	30,069
Polaris Industries, Inc. (a)	140	11,446
		51,712

Life Sciences - Tools & Services - 1.7%
Agilent Technologies, Inc.	833	36,952
Bio-Rad Laboratories, Inc., Class A *	64	9,153
Bio-Techne Corp.	140	15,788
Bruker Corp.	418	9,505
Charles River Laboratories International, Inc. *	259	21,352
Illumina, Inc. *	851	119,464
Mettler-Toledo International, Inc. *	151	55,103
PAREXEL International Corp. *	297	18,675
PerkinElmer, Inc.	403	21,125
PRA Health Sciences, Inc. *	175	7,308
Quintiles Transnational Holdings, Inc. *	442	28,872

See notes to Schedule of Investments

Thermo Fisher Scientific, Inc.	2,272	335,711
VWR Corp. *	159	4,595
Waters Corp. *	468	65,824
		749,427

Machinery - 1.5%
Allison Transmission Holdings, Inc.	600	16,938
CLARCOR, Inc.	140	8,516
Donaldson Co., Inc.	356	12,232
Graco, Inc.	414	32,702
IDEX Corp.	564	46,304
Illinois Tool Works, Inc.	1,553	161,761
Ingersoll-Rand plc	757	48,206
Middleby Corp. (The) *	428	49,327
Nordson Corp.	227	18,980
Snap-on, Inc.	415	65,495
Stanley Black & Decker, Inc.	597	66,398
Toro Co. (The)	409	36,074
WABCO Holdings, Inc. *	262	23,991
Wabtec Corp.	448	31,463
Woodward, Inc.	171	9,856
Xylem, Inc.	655	29,246
		657,489

Media - 4.5%
AMC Networks, Inc., Class A *	286	17,280
Cable One, Inc.	22	11,251
CBS Corp., Class B	1,074	58,469
Charter Communications, Inc., Class A *	1,155	264,079
Cinemark Holdings, Inc.	182	6,636
Comcast Corp., Class A	5,922	386,055
DISH Network Corp., Class A *	1,068	55,963
Interpublic Group of Cos., Inc. (The)	685	15,823
John Wiley & Sons, Inc., Class A	70	3,653
Liberty Broadband Corp., Class A *	873	51,856
Liberty SiriusXM Group, Class A *	952	29,855
Madison Square Garden Co. (The), Class A *	51	8,798
Omnicom Group, Inc.	571	46,531
Scripps Networks Interactive, Inc., Class A	384	23,912
Sinclair Broadcast Group, Inc., Class A	126	3,762
Sirius XM Holdings, Inc. *(a)	8,984	35,487

See notes to Schedule of Investments

Starz, Class A *	246	7,360
Thomson Reuters Corp.	519	20,978
Time Warner, Inc.	1,912	140,608
Tribune Media Co., Class A	231	9,051
Walt Disney Co. (The)	7,580	741,476
		1,938,883

Metals & Mining - 0.1%
Nucor Corp.	947	46,791
Steel Dynamics, Inc.	656	16,072
		62,863

Multiline Retail - 0.4%
Dollar Tree, Inc. *	1,188	111,957
J.C. Penney Co., Inc. *(a)	1,549	13,755
Target Corp.	946	66,050
		191,762

Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Partners LP Holdings LLC	721	14,369
Cheniere Energy, Inc. *	5,085	190,942
		205,311

Personal Products - 0.6%
Coty, Inc., Class A	675	17,543
Estee Lauder Co.'s, Inc. (The), Class A	2,546	231,737
Herbalife Ltd. *	261	15,277
		264,557

Pharmaceuticals - 6.1%
Akorn, Inc. *	483	13,758
Bristol-Myers Squibb Co.	5,715	420,338
Catalent, Inc. *	537	12,346
Eli Lilly & Co.	2,014	158,603
Impax Laboratories, Inc. *	263	7,580
Jazz Pharmaceuticals plc *	349	49,317
Johnson & Johnson	8,081	980,225
Merck & Co., Inc.	5,645	325,209
Mylan NV *	1,162	50,245
Perrigo Co. plc	303	27,473
Pfizer, Inc.	11,947	420,654

See notes to Schedule of Investments

Prestige Brands Holdings, Inc. *	193	10,692
Zoetis, Inc.	2,603	123,538
		2,599,978

Professional Services - 1.0%
Dun & Bradstreet Corp. (The)	119	14,499
Equifax, Inc.	849	109,012
IHS, Inc., Class A *	481	55,609
Nielsen Holdings plc	2,575	133,823
Robert Half International, Inc.	540	20,606
TransUnion *	380	12,707
Verisk Analytics, Inc. *	1,104	89,512
		435,768

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A *	982	26,003
Howard Hughes Corp. (The) *	254	29,037
Jones Lang LaSalle, Inc.	195	19,003
Realogy Holdings Corp. *	401	11,637
		85,680

Road & Rail - 0.5%
AMERCO	45	16,855
JB Hunt Transport Services, Inc.	635	51,390
Kansas City Southern	401	36,126
Landstar System, Inc.	216	14,830
Norfolk Southern Corp.	697	59,336
Old Dominion Freight Line, Inc. *	331	19,963
		198,500

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. *	3,106	15,965
Analog Devices, Inc.	673	38,119
Applied Materials, Inc.	2,222	53,261
Cavium, Inc. *	259	9,997
Cree, Inc. *	183	4,473
Cypress Semiconductor Corp. (a)	733	7,733
First Solar, Inc. *	115	5,575
Integrated Device Technology, Inc. *	610	12,279
KLA-Tencor Corp.	752	55,084
Lam Research Corp.	750	63,045

See notes to Schedule of Investments

Linear Technology Corp.	726	33,781
Maxim Integrated Products, Inc.	570	20,343
Microchip Technology, Inc.	716	36,344
NVIDIA Corp.	2,466	115,927
ON Semiconductor Corp. *	610	5,380
Qorvo, Inc. *	411	22,712
Skyworks Solutions, Inc.	899	56,889
SunPower Corp. *(a)	287	4,446
Teradyne, Inc.	350	6,891
Texas Instruments, Inc.	3,083	193,150
Xilinx, Inc.	491	22,650
		784,044

Software - 5.7%
Adobe Systems, Inc. *	2,417	231,524
ANSYS, Inc. *	409	37,117
Aspen Technology, Inc. *	396	15,935
Autodesk, Inc. *	466	25,229
Blackbaud, Inc.	229	15,549
CA, Inc.	431	14,150
CDK Global, Inc.	731	40,563
Citrix Systems, Inc. *	749	59,987
Electronic Arts, Inc. *	1,460	110,610
Fair Isaac Corp.	144	16,273
FireEye, Inc. *	715	11,776
Fortinet, Inc. *	677	21,386
Guidewire Software, Inc. *	350	21,616
Intuit, Inc.	1,236	137,950
Manhattan Associates, Inc. *	338	21,676
Microsoft Corp.	15,590	797,740
NetSuite, Inc. *	181	13,177
Nuance Communications, Inc. *	1,079	16,865
Oracle Corp.	6,726	275,295
PTC, Inc. *	291	10,936
Qlik Technologies, Inc. *	454	13,429
Salesforce.com, Inc. *	3,077	244,345
ServiceNow, Inc. *	740	49,136
Splunk, Inc. *	642	34,784
Synopsys, Inc. *	468	25,309
Take-Two Interactive Software, Inc. *	388	14,713
Tyler Technologies, Inc. *	157	26,174

See notes to Schedule of Investments

Ultimate Software Group, Inc. (The) *	140	29,441
VMware, Inc., Class A *	1,293	73,986
Workday, Inc., Class A *	685	51,149
		2,457,820

Specialty Retail - 4.7%
Advance Auto Parts, Inc.	371	59,965
Burlington Stores, Inc. *	360	24,016
CarMax, Inc. *(a)	550	26,966
Foot Locker, Inc.	339	18,597
Home Depot, Inc. (The)	6,317	806,618
Lowe's Cos., Inc.	4,500	356,265
Michaels Cos., Inc. (The) *	754	21,444
O'Reilly Automotive, Inc. *	486	131,754
Ross Stores, Inc.	2,013	114,117
Sally Beauty Holdings, Inc. *	482	14,176
Signet Jewelers Ltd.	393	32,387
TJX Cos., Inc. (The)	3,332	257,330
Tractor Supply Co.	672	61,273
Ulta Salon, Cosmetics & Fragrance, Inc. *	315	76,747
Williams-Sonoma, Inc.	147	7,663
		2,009,318

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	14,497	1,385,913
EMC Corp.	3,961	107,620
Hewlett Packard Enterprise Co.	2,962	54,116
		1,547,649

Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	256	27,256
Columbia Sportswear Co.	80	4,603
Hanesbrands, Inc.	931	23,396
Kate Spade & Co. *	427	8,801
lululemon athletica, Inc. *	569	42,026
Michael Kors Holdings Ltd. *	354	17,516
NIKE, Inc., Class B	7,443	410,854
Skechers U.S.A., Inc., Class A *	574	17,059
Under Armour, Inc., Class A *(a)	2,116	84,915

See notes to Schedule of Investments

VF Corp.	797	49,008
		685,434

Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp.	283	4,873

Trading Companies & Distributors - 0.5%
Fastenal Co.	1,220	54,156
HD Supply Holdings, Inc. *	1,372	47,773
MSC Industrial Direct Co., Inc., Class A	139	9,808
United Rentals, Inc. *	266	17,848
W.W. Grainger, Inc. (a)	403	91,582
		221,167

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	556	41,172

Water Utilities - 0.5%
American Water Works Co., Inc.	1,878	158,710
Aqua America, Inc.	1,696	60,479
		219,189

Wireless Telecommunication Services - 0.1%
Sprint Corp. *	1,585	7,180
T-Mobile US, Inc. *	754	32,626
		39,806

Total Common Stocks (Cost $41,572,259)		42,904,332

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.6%
State Street Bank Time Deposit, 0.293%, 7/1/16	252,121	252,121

Total Time Deposit (Cost $252,121)		252,121

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.25%	559,633	559,633

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $559,633)		559,633

TOTAL INVESTMENTS (Cost $42,384,013) - 101.8%		43,716,086
Other assets and liabilities, net - (1.8%)		(767,217)
NET ASSETS - 100.0%		$42,948,869

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $545,601.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $627, which represents 0.0% of the net assets of the Fund as of June 30, 2016.

Abbreviations:
CVR:	Contingent Value Rights
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 0.2%
B/E Aerospace, Inc.	799	36,894
Hexcel Corp.	597	24,859
Rockwell Collins, Inc.	892	75,945
Spirit AeroSystems Holdings, Inc., Class A *	569	24,467
		162,165

Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	748	55,539
Expeditors International of Washington, Inc.	1,109	54,385
		109,924

Airlines - 0.7%
Alaska Air Group, Inc.	940	54,792
American Airlines Group, Inc.	8,000	226,480
Delta Air Lines, Inc.	5,360	195,265
JetBlue Airways Corp. *	4,457	73,808
Southwest Airlines Co.	3,594	140,921
		691,266

Auto Components - 0.7%
BorgWarner, Inc.	2,952	87,143
Delphi Automotive plc	1,330	83,258
Gentex Corp.	2,435	37,621
Johnson Controls, Inc.	8,796	389,311
Tenneco, Inc. *	519	24,191
Visteon Corp.	461	30,338
		651,862

Automobiles - 0.8%
Ford Motor Co.	53,896	677,473
Harley-Davidson, Inc. (a)	1,716	77,735
Thor Industries, Inc.	218	14,113
		769,321

Banks - 11.4%
Associated Banc-Corp.	2,165	37,130
Bank of America Corp.	145,294	1,928,051

See notes to Schedule of Investments

Bank of Hawaii Corp.	607	41,762
Bank of the Ozarks, Inc.	638	23,938
BankUnited, Inc.	1,469	45,128
BB&T Corp.	11,339	403,782
BOK Financial Corp. (a)	285	17,869
CIT Group, Inc.	2,418	77,158
Citigroup, Inc.	41,399	1,754,904
Citizens Financial Group, Inc.	7,462	149,091
Comerica, Inc.	2,470	101,591
Commerce Bancshares, Inc.	749	35,877
Cullen/Frost Bankers, Inc.	769	49,008
East West Bancorp, Inc.	2,033	69,488
Fifth Third Bancorp	10,829	190,482
First Citizens BancShares, Inc., Class A	105	27,186
First Horizon National Corp.	3,280	45,198
First Niagara Financial Group, Inc.	5,006	48,758
First Republic Bank	985	68,940
FirstMerit Corp.	2,396	48,567
FNB Corp.	2,959	37,106
Home BancShares, Inc.	913	18,068
Huntington Bancshares, Inc.	11,268	100,736
Investors Bancorp, Inc.	4,501	49,871
KeyCorp	11,882	131,296
M&T Bank Corp.	2,243	265,190
MB Financial, Inc.	977	35,446
PacWest Bancorp	1,594	63,409
People's United Financial, Inc.	4,385	64,284
PNC Financial Services Group, Inc. (The)	7,043	573,230
Popular, Inc.	1,503	44,038
PrivateBancorp, Inc.	620	27,299
Prosperity Bancshares, Inc.	922	47,013
Regions Financial Corp.	17,868	152,057
SVB Financial Group *	380	36,161
Synovus Financial Corp.	1,770	51,312
UMB Financial Corp. (a)	593	31,553
Umpqua Holdings Corp.	3,110	48,112
United Bankshares, Inc.	914	34,284
US Bancorp	22,891	923,194
Webster Financial Corp.	1,293	43,897
Wells Fargo & Co.	63,177	2,990,167
Western Alliance Bancorp *	621	20,276

See notes to Schedule of Investments

Zions Bancorporation	2,886	72,525
		11,024,432

Beverages - 2.9%
Coca-Cola Co. (The)	35,008	1,586,913
Dr Pepper Snapple Group, Inc.	959	92,668
PepsiCo, Inc.	10,798	1,143,940
		2,823,521

Biotechnology - 0.9%
AbbVie, Inc.	6,964	431,141
Agios Pharmaceuticals, Inc. *(a)	146	6,117
Gilead Sciences, Inc.	4,320	360,374
Intercept Pharmaceuticals, Inc. *	87	12,413
Myriad Genetics, Inc. *(a)	218	6,671
Seattle Genetics, Inc. *	454	18,346
		835,062

Building Products - 0.1%
Armstrong World Industries, Inc. *	414	16,208
Masco Corp.	2,299	71,131
Owens Corning	612	31,531
USG Corp. *	721	19,438
		138,308

Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,191	107,011
Artisan Partners Asset Management, Inc., Class A	919	25,438
Bank of New York Mellon Corp. (The)	15,193	590,248
Charles Schwab Corp. (The)	7,376	186,687
E*Trade Financial Corp. *	2,470	58,020
Eaton Vance Corp.	1,007	35,587
Federated Investors, Inc., Class B	760	21,873
Franklin Resources, Inc.	5,198	173,457
Invesco Ltd.	5,886	150,328
Janus Capital Group, Inc.	2,057	28,633
Legg Mason, Inc.	1,487	43,852
LPL Financial Holdings, Inc.	1,080	24,332
Morgan Stanley	21,312	553,686
Northern Trust Corp.	1,914	126,822
NorthStar Asset Management Group, Inc.	1,245	12,712

See notes to Schedule of Investments

Raymond James Financial, Inc.	1,777	87,606
State Street Corp.	5,526	297,962
Stifel Financial Corp. *	856	26,921
T. Rowe Price Group, Inc.	2,234	163,015
TD Ameritrade Holding Corp.	2,250	64,069
		2,778,259

Chemicals - 1.9%
Air Products & Chemicals, Inc.	2,696	382,940
Axalta Coating Systems Ltd. *	1,652	43,827
Ecolab, Inc.	2,788	330,657
International Flavors & Fragrances, Inc.	891	112,328
Mosaic Co. (The)	10,172	266,303
PolyOne Corp.	1,189	41,900
Praxair, Inc.	5,200	584,428
Sensient Technologies Corp.	790	56,122
		1,818,505

Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. *	355	18,499
Deluxe Corp.	332	22,035
Healthcare Services Group, Inc.	374	15,476
KAR Auction Services, Inc.	842	35,145
Pitney Bowes, Inc.	2,616	46,565
Rollins, Inc.	414	12,118
Tyco International plc	2,766	117,831
Waste Management, Inc.	2,943	195,033
		462,702

Communications Equipment - 1.6%
ARRIS International plc *	611	12,807
Brocade Communications Systems, Inc.	4,008	36,793
Ciena Corp. *	373	6,994
Cisco Systems, Inc.	47,426	1,360,652
CommScope Holding Co., Inc. *	466	14,460
EchoStar Corp., Class A *	836	33,189
Juniper Networks, Inc.	1,963	44,148
Motorola Solutions, Inc.	574	37,867
NetScout Systems, Inc. *	872	19,402
		1,566,312

See notes to Schedule of Investments

Construction & Engineering - 0.1%
EMCOR Group, Inc.	840	41,378
Quanta Services, Inc. *	1,760	40,691
Valmont Industries, Inc.	295	39,905
		121,974

Consumer Finance - 1.9%
Ally Financial, Inc. *	2,656	45,338
American Express Co.	11,403	692,846
Capital One Financial Corp.	6,970	442,665
Discover Financial Services	5,815	311,626
Navient Corp.	4,499	53,763
SLM Corp. *	5,824	35,992
Synchrony Financial *	11,350	286,928
		1,869,158

Containers & Packaging - 1.3%
Avery Dennison Corp.	1,207	90,223
Ball Corp.	2,446	176,822
Bemis Co., Inc.	2,753	141,752
Berry Plastics Group, Inc. *	1,499	58,236
Crown Holdings, Inc. *	2,463	124,800
Graphic Packaging Holding Co.	6,330	79,378
Owens-Illinois, Inc. *	4,331	78,001
Sealed Air Corp.	3,747	172,250
Sonoco Products Co.	2,050	101,803
WestRock Co.	7,345	285,500
		1,308,765

Distributors - 0.2%
Genuine Parts Co.	1,080	109,350
LKQ Corp. *	1,523	48,279
		157,629

Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	53	25,946
ServiceMaster Global Holdings, Inc. *	599	23,840
		49,786

Diversified Financial Services - 0.5%
CME Group, Inc.	3,316	322,978

See notes to Schedule of Investments

Leucadia National Corp.	4,705	81,538
Voya Financial, Inc.	2,877	71,235
		475,751

Diversified Telecommunication Services - 4.8%
AT&T, Inc.	63,258	2,733,378
CenturyLink, Inc.	5,396	156,538
Frontier Communications Corp.	11,563	57,121
Level 3 Communications, Inc. *	1,334	68,688
Verizon Communications, Inc.	28,459	1,589,151
		4,604,876

Electric Utilities - 1.0%
Alliant Energy Corp.	9,639	382,668
ITC Holdings Corp.	3,677	172,157
OGE Energy Corp.	8,476	277,589
Portland General Electric Co.	3,773	166,465
		998,879

Electrical Equipment - 1.3%
AMETEK, Inc.	1,726	79,793
Eaton Corp. plc	6,703	400,370
Emerson Electric Co.	9,420	491,347
EnerSys	583	34,671
Hubbell, Inc.	417	43,981
Regal-Beloit Corp.	605	33,305
Rockwell Automation, Inc.	1,165	133,766
Sensata Technologies Holding NV *	735	25,644
SolarCity Corp. *	534	12,779
		1,255,656

Electronic Equipment & Instruments - 0.8%
Amphenol Corp., Class A	988	56,642
Arrow Electronics, Inc. *	852	52,739
Avnet, Inc.	1,195	48,409
Belden, Inc.	151	9,116
Corning, Inc.	10,001	204,821
Dolby Laboratories, Inc., Class A	384	18,374
FEI Co.	133	14,215
Fitbit, Inc., Class A *(a)	243	2,970
Flextronics International Ltd. *	5,048	59,566

See notes to Schedule of Investments

FLIR Systems, Inc.	801	24,791
Ingram Micro, Inc., Class A	1,381	48,031
Jabil Circuit, Inc.	1,778	32,840
Keysight Technologies, Inc. *	619	18,007
National Instruments Corp.	476	13,042
TE Connectivity Ltd.	2,216	126,556
Trimble Navigation Ltd. *	881	21,461
		751,580

Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	26,377	1,190,394
Core Laboratories NV	1,775	219,905
Dril-Quip, Inc. *	2,286	133,571
Ensco plc, Class A	18,149	176,227
FMC Technologies, Inc. *	13,634	363,619
Frank's International NV	2,887	42,179
National Oilwell Varco, Inc.	22,711	764,225
Oceaneering International, Inc.	5,923	176,861
RPC, Inc.	1,652	25,655
Weatherford International plc *	35,117	194,899
		3,287,535

Food & Staples Retailing - 1.5%
Casey's General Stores, Inc.	229	30,116
Kroger Co. (The)	13,928	512,411
PriceSmart, Inc.	74	6,924
Rite Aid Corp. *	15,314	114,702
Sprouts Farmers Market, Inc. *	1,408	32,243
Sysco Corp.	5,270	267,400
Walgreens Boots Alliance, Inc.	4,248	353,731
Whole Foods Market, Inc.	3,071	98,333
		1,415,860

Food Products - 2.8%
B&G Foods, Inc.	431	20,774
Bunge Ltd.	2,035	120,370
Campbell Soup Co.	1,091	72,584
ConAgra Foods, Inc.	6,373	304,693
Flowers Foods, Inc.	2,658	49,838
General Mills, Inc.	4,675	333,421
Hain Celestial Group, Inc. (The) *	540	26,865

See notes to Schedule of Investments

Hershey Co. (The)	1,254	142,317
Hormel Foods Corp.	1,732	63,391
J. M. Smucker Co. (The)	946	144,180
Kellogg Co.	2,431	198,491
Kraft Heinz Co. (The)	4,771	422,138
Lancaster Colony Corp.	284	36,241
McCormick & Co., Inc.	686	73,176
Mead Johnson Nutrition Co.	1,277	115,888
Mondelez International, Inc., Class A	9,600	436,896
Pinnacle Foods, Inc.	1,026	47,494
Snyder's-Lance, Inc.	805	27,281
TreeHouse Foods, Inc. *	336	34,490
		2,670,528

Gas Utilities - 1.7%
AGL Resources, Inc.	5,122	337,898
Atmos Energy Corp.	2,939	239,000
New Jersey Resources Corp.	3,652	140,785
ONE Gas, Inc.	1,543	102,748
Piedmont Natural Gas Co., Inc.	1,871	112,485
Southwest Gas Corp.	1,283	100,985
Spire, Inc.	1,925	136,367
UGI Corp.	7,329	331,637
WGL Holdings, Inc.	2,136	151,207
		1,653,112

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	9,768	383,980
Baxter International, Inc.	5,651	255,538
Boston Scientific Corp. *	5,917	138,280
DENTSPLY SIRONA, Inc.	1,415	87,787
DexCom, Inc. *	353	28,004
Hill-Rom Holdings, Inc.	280	14,126
Hologic, Inc. *	999	34,565
ResMed, Inc.	578	36,547
St. Jude Medical, Inc.	1,403	109,434
STERIS plc	323	22,206
Varian Medical Systems, Inc. *	327	26,889
		1,137,356

See notes to Schedule of Investments

Health Care Providers & Services - 0.9%
AmerisourceBergen Corp.	1,219	96,691
Cardinal Health, Inc.	1,964	153,212
DaVita HealthCare Partners, Inc. *	581	44,923
Envision Healthcare Holdings, Inc. *	937	23,772
Express Scripts Holding Co. *	3,141	238,088
HealthSouth Corp.	517	20,070
Humana, Inc.	813	146,242
LifePoint Health, Inc. *	264	17,258
Mednax, Inc. *	308	22,308
Molina Healthcare, Inc. *	238	11,876
Patterson Cos., Inc.	464	22,221
Quest Diagnostics, Inc.	920	74,897
Team Health Holdings, Inc. *	299	12,160
		883,718

Hotels, Restaurants & Leisure - 0.6%
Aramark	3,097	103,502
Brinker International, Inc. (a)	436	19,851
Cracker Barrel Old Country Store, Inc. (a)	122	20,919
Darden Restaurants, Inc.	816	51,685
Dunkin' Brands Group, Inc.	495	21,592
Hilton Worldwide Holdings, Inc.	2,884	64,977
Hyatt Hotels Corp., Class A *(a)	805	39,558
Norwegian Cruise Line Holdings Ltd. *	834	33,227
Six Flags Entertainment Corp.	626	36,277
Starwood Hotels & Resorts Worldwide, Inc.	896	66,259
Texas Roadhouse, Inc.	305	13,908
Wendy's Co. (The)	3,218	30,957
Wyndham Worldwide Corp.	871	62,041
		564,753

Household Durables - 0.4%
Garmin Ltd.	1,324	56,164
Harman International Industries, Inc.	400	28,728
Leggett & Platt, Inc.	828	42,319
Newell Brands, Inc.	3,810	185,052
Tupperware Brands Corp.	685	38,552
		350,815

See notes to Schedule of Investments

Household Products - 4.3%
Church & Dwight Co., Inc.	573	58,956
Colgate-Palmolive Co.	6,054	443,153
Kimberly-Clark Corp.	2,618	359,922
Procter & Gamble Co. (The)	39,327	3,329,817
		4,191,848

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp.	27,969	349,053
NRG Energy, Inc.	13,365	200,341
NRG Yield, Inc., Class A	7,967	121,258
		670,652

Industrial Conglomerates - 3.4%
Carlisle Co.'s, Inc.	278	29,379
Danaher Corp.	2,756	278,356
General Electric Co.	91,652	2,885,205
Roper Technologies, Inc.	462	78,799
		3,271,739

Insurance - 7.3%
Aflac, Inc.	5,839	421,342
Alleghany Corp. *	217	119,259
Allstate Corp. (The)	5,281	369,406
American Financial Group, Inc.	1,001	74,004
American International Group, Inc.	15,829	837,196
Aon plc	1,420	155,107
Arch Capital Group Ltd. *	1,720	123,840
Arthur J. Gallagher & Co.	1,651	78,588
Assured Guaranty Ltd.	1,895	48,076
Axis Capital Holdings Ltd.	1,311	72,105
Chubb Ltd.	6,552	856,412
Cincinnati Financial Corp.	1,444	108,141
CNO Financial Group, Inc.	2,526	44,104
Endurance Specialty Holdings Ltd.	874	58,698
Everest Re Group Ltd.	364	66,492
First American Financial Corp.	1,546	62,180
Hanover Insurance Group, Inc. (The)	370	31,309
Hartford Financial Services Group, Inc. (The)	5,549	246,265
Lincoln National Corp.	3,371	130,694
Loews Corp.	3,778	155,238

See notes to Schedule of Investments

Marsh & McLennan Cos., Inc.	3,393	232,285
MetLife, Inc.	12,398	493,812
Primerica, Inc.	398	22,782
Principal Financial Group, Inc.	3,802	156,300
ProAssurance Corp.	750	40,162
Progressive Corp. (The)	8,223	275,470
Prudential Financial, Inc.	6,235	444,805
Reinsurance Group of America, Inc.	904	87,679
RenaissanceRe Holdings Ltd.	617	72,460
RLI Corp.	362	24,898
Torchmark Corp.	1,583	97,861
Travelers Cos., Inc. (The)	4,124	490,921
Unum Group	3,354	106,624
White Mountains Insurance Group Ltd.	45	37,890
Willis Towers Watson plc	1,953	242,777
XL Group plc	3,997	133,140
		7,018,322

Internet & Catalog Retail - 0.0%
HSN, Inc.	284	13,896

Internet Software & Services - 0.5%
eBay, Inc. *	9,830	230,120
IAC/InterActiveCorp	329	18,523
Rackspace Hosting, Inc. *	379	7,906
Yahoo!, Inc. *	5,392	202,523
Zillow Group, Inc., Class A *	658	24,116
		483,188

IT Services - 2.1%
Amdocs Ltd.	671	38,730
Automatic Data Processing, Inc.	1,788	164,264
Booz Allen Hamilton Holding Corp.	1,184	35,094
Broadridge Financial Solutions, Inc.	350	22,820
Computer Sciences Corp.	1,284	63,751
Convergys Corp.	576	14,400
CoreLogic, Inc. *	297	11,429
Fidelity National Information Services, Inc.	1,042	76,775
Genpact Ltd. *	457	12,266
International Business Machines Corp.	8,213	1,246,569
Leidos Holdings, Inc.	596	28,530

See notes to Schedule of Investments

Paychex, Inc.	1,350	80,325
Square, Inc., Class A *	940	8,507
Syntel, Inc. *	94	4,254
Teradata Corp. *	1,209	30,310
Western Union Co. (The)	4,568	87,614
WEX, Inc. *	178	15,783
Xerox Corp.	8,856	84,043
		2,025,464

Leisure Products - 0.3%
Brunswick Corp.	623	28,234
Hasbro, Inc.	562	47,203
Mattel, Inc.	4,618	144,497
Polaris Industries, Inc. (a)	438	35,811
		255,745

Life Sciences - Tools & Services - 0.2%
Agilent Technologies, Inc.	1,855	82,288
Bio-Rad Laboratories, Inc., Class A *	110	15,732
Bio-Techne Corp.	115	12,969
Bruker Corp.	350	7,959
PerkinElmer, Inc.	402	21,073
VWR Corp. *	316	9,132
		149,153

Machinery - 2.4%
AGCO Corp.	950	44,774
Allison Transmission Holdings, Inc.	1,232	34,779
CLARCOR, Inc.	366	22,264
Colfax Corp. *	1,374	36,356
Crane Co.	639	36,244
Cummins, Inc.	2,192	246,468
Deere & Co.	4,371	354,226
Donaldson Co., Inc.	1,064	36,559
Dover Corp.	2,095	145,225
Flowserve Corp.	1,804	81,487
Illinois Tool Works, Inc.	1,469	153,011
Ingersoll-Rand plc	2,153	137,103
ITT, Inc.	1,219	38,984
Lincoln Electric Holdings, Inc.	866	51,163
Nordson Corp.	261	21,822

See notes to Schedule of Investments

Oshkosh Corp.	988	47,137
PACCAR, Inc.	4,863	252,244
Parker-Hannifin Corp.	1,830	197,732
Pentair plc	2,457	143,219
Stanley Black & Decker, Inc.	923	102,656
Timken Co. (The)	865	26,521
WABCO Holdings, Inc. *	246	22,526
Wabtec Corp.	413	29,005
Woodward, Inc.	367	21,154
Xylem, Inc.	1,257	56,125
		2,338,784

Media - 2.7%
CBS Corp., Class B	2,445	133,106
Cinemark Holdings, Inc.	945	34,455
Comcast Corp., Class A	17,179	1,119,899
DISH Network Corp., Class A *	3,431	179,784
Interpublic Group of Cos., Inc. (The)	3,614	83,483
John Wiley & Sons, Inc., Class A	399	20,820
Liberty SiriusXM Group, Class A *	1,927	60,431
Lions Gate Entertainment Corp.	1,558	31,518
Madison Square Garden Co. (The), Class A *	190	32,777
Omnicom Group, Inc.	1,687	137,474
Scripps Networks Interactive, Inc., Class A	718	44,710
Sinclair Broadcast Group, Inc., Class A	576	17,199
Starz, Class A *	539	16,127
Thomson Reuters Corp.	2,685	108,528
Time Warner, Inc.	5,521	406,014
Tribune Media Co., Class A	440	17,239
Viacom, Inc., Class B	4,455	184,749
		2,628,313

Metals & Mining - 0.7%
Compass Minerals International, Inc.	982	72,854
Nucor Corp.	6,198	306,243
Reliance Steel & Aluminum Co.	2,103	161,721
Steel Dynamics, Inc.	7,082	173,509
		714,327

Multi-Utilities - 3.3%
CenterPoint Energy, Inc.	18,276	438,624

See notes to Schedule of Investments

CMS Energy Corp.	11,882	544,909
Consolidated Edison, Inc.	12,909	1,038,400
Sempra Energy	10,060	1,147,041
		3,168,974

Multiline Retail - 0.7%
Kohl's Corp.	2,492	94,497
Macy's, Inc.	4,184	140,624
Nordstrom, Inc.	1,741	66,245
Target Corp.	5,449	380,449
		681,815

Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy Partners LP Holdings LLC	818	16,303
ONEOK, Inc.	12,655	600,480
Spectra Energy Corp.	42,218	1,546,445
		2,163,228

Paper & Forest Products - 0.1%
Domtar Corp.	1,820	63,718

Personal Products - 0.1%
Coty, Inc., Class A	898	23,339
Edgewell Personal Care Co.	869	73,352
Herbalife Ltd. *	365	21,364
		118,055

Pharmaceuticals - 6.6%
Allergan plc *	4,048	935,452
Bristol-Myers Squibb Co.	7,044	518,086
Eli Lilly & Co.	6,371	501,716
Impax Laboratories, Inc. *	244	7,032
Johnson & Johnson	13,975	1,695,168
Merck & Co., Inc.	18,473	1,064,230
Mylan NV *	2,310	99,884
Perrigo Co. plc	929	84,233
Pfizer, Inc.	42,922	1,511,284
Prestige Brands Holdings, Inc. *	198	10,969
		6,428,054

See notes to Schedule of Investments

Professional Services - 0.1%
Dun & Bradstreet Corp. (The)	282	34,359
Manpowergroup, Inc.	985	63,375
Robert Half International, Inc.	813	31,024
		128,758

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	2,444	64,717
Jones Lang LaSalle, Inc.	242	23,583
Realogy Holdings Corp. *	1,274	36,971
		125,271

Road & Rail - 0.5%
Avis Budget Group, Inc. *	1,170	37,709
Genesee & Wyoming, Inc., Class A *	802	47,278
Hertz Global Holdings, Inc. *	5,520	61,106
Kansas City Southern	748	67,387
Landstar System, Inc.	184	12,634
Norfolk Southern Corp.	2,795	237,938
Old Dominion Freight Line, Inc. *	319	19,239
Ryder System, Inc.	728	44,510
		527,801

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	1,563	88,528
Applied Materials, Inc.	5,853	140,296
Cree, Inc. *	582	14,224
Cypress Semiconductor Corp. (a)	1,488	15,698
First Solar, Inc. *	492	23,852
Intel Corp.	44,524	1,460,387
Linear Technology Corp.	826	38,434
Marvell Technology Group Ltd.	4,380	41,741
Maxim Integrated Products, Inc.	1,546	55,177
Microchip Technology, Inc.	619	31,421
Micron Technology, Inc. *	9,644	132,702
ON Semiconductor Corp. *	2,683	23,664
Qorvo, Inc. *	396	21,883
QUALCOMM, Inc.	13,661	731,820
Teradyne, Inc.	1,149	22,624
Texas Instruments, Inc.	3,406	213,386

See notes to Schedule of Investments

Xilinx, Inc.	1,411	65,089
		3,120,926

Software - 3.3%
Autodesk, Inc. *	1,147	62,098
CA, Inc.	2,756	90,479
Microsoft Corp.	43,593	2,230,654
Oracle Corp.	15,371	629,135
PTC, Inc. *	439	16,498
Symantec Corp.	5,694	116,955
Synopsys, Inc. *	511	27,635
		3,173,454

Specialty Retail - 0.8%
American Eagle Outfitters, Inc. (a)	2,258	35,970
AutoNation, Inc. *(a)	965	45,336
Bed Bath & Beyond, Inc.	2,094	90,503
Best Buy Co., Inc.	3,809	116,555
CarMax, Inc. *(a)	1,145	56,139
CST Brands, Inc.	1,030	44,372
Foot Locker, Inc.	924	50,691
GameStop Corp., Class A	1,410	37,478
Gap, Inc. (The) (a)	3,077	65,294
Penske Automotive Group, Inc.	478	15,038
Sally Beauty Holdings, Inc. *	562	16,528
Staples, Inc.	8,768	75,580
Tiffany & Co.	1,487	90,172
Williams-Sonoma, Inc.	718	37,429
		777,085

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	23,356	2,232,834
EMC Corp.	10,555	286,779
Hewlett Packard Enterprise Co.	9,753	178,187
HP, Inc.	15,909	199,658
Seagate Technology plc	2,776	67,623
Western Digital Corp.	2,617	123,680
		3,088,761

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	3,772	153,671

See notes to Schedule of Investments

Columbia Sportswear Co.	105	6,042
Hanesbrands, Inc.	2,615	65,715
Kate Spade & Co. *	587	12,098
Michael Kors Holdings Ltd. *	1,440	71,251
PVH Corp.	1,097	103,371
VF Corp.	2,380	146,346
		558,494

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. *	4,476	26,632
New York Community Bancorp, Inc.	6,903	103,476
Radian Group, Inc.	3,022	31,489
TFS Financial Corp.	367	6,320
		167,917

Trading Companies & Distributors - 0.2%
Air Lease Corp.	1,323	35,430
Fastenal Co.	1,727	76,661
MSC Industrial Direct Co., Inc., Class A	421	29,706
United Rentals, Inc. *	730	48,983
		190,780

Water Utilities - 0.5%
American Water Works Co., Inc.	4,073	344,209
Aqua America, Inc.	4,390	156,548
		500,757

Wireless Telecommunication Services - 0.1%
Sprint Corp. *	4,012	18,175
T-Mobile US, Inc. *	1,345	58,198
Telephone & Data Systems, Inc.	891	26,427
United States Cellular Corp. *	167	6,558
		109,358

Total Common Stocks (Cost $93,145,544)		96,244,007

See notes to Schedule of Investments

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.293%, 7/1/16	312,509	312,509

Total Time Deposit (Cost $312,509)		312,509

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.25%	419,815	419,815

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $419,815)		419,815

TOTAL INVESTMENTS (Cost $93,877,868) - 100.3%		96,976,331
Other assets and liabilities, net - (0.3%)		(284,018)
NET ASSETS - 100.0%		$96,692,313

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $410,230.

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.8%

Australia - 4.7%
AMP Ltd. (a)	2,669	10,360
Asciano Ltd. (a)	482	3,192
ASX Ltd. (a)	163	5,582
Australia & New Zealand Banking Group Ltd. (a)	2,654	48,390
Brambles Ltd. (a)	1,893	17,565
Coca-Cola Amatil Ltd. (a)	650	4,011
Commonwealth Bank of Australia (a)	1,557	87,376
Computershare Ltd. (a)	477	3,286
CSL Ltd. (a)	384	32,287
Insurance Australia Group Ltd. (a)	2,211	9,081
Medibank Pvt Ltd. (a)	2,619	5,777
National Australia Bank Ltd. (a)	2,411	46,316
Qantas Airways Ltd. *(a)	2,093	4,413
QBE Insurance Group Ltd. (a)	1,238	9,716
Ramsay Health Care Ltd. (a)	106	5,700
REA Group Ltd. (a)	43	1,915
Sonic Healthcare Ltd. (a)	347	5,609
Suncorp Group Ltd. (a)	1,177	10,782
Telstra Corp. Ltd. (a)	9,064	37,721
TPG Telecom Ltd. (a)	228	2,029
Westpac Banking Corp. (a)	3,046	67,642
Woolworths Ltd. (a)	1,596	25,057
		443,807

Austria - 0.2%
Andritz AG (a)	69	3,279
Erste Group Bank AG *(a)	201	4,596
Raiffeisen Bank International AG *(a)	74	931
Verbund AG (a)	340	4,821
Voestalpine AG (a)	159	5,321
		18,948

Belgium - 1.2%
Ageas (a)	324	11,194
bpost SA (a)	204	5,193
Colruyt SA (a)	161	8,886
Delhaize Group SA (a)	231	24,408

See notes to Schedule of Investments

KBC Groep NV *(a)	456	22,356
Proximus (a)	199	6,302
Sofina SA (a)	24	3,181
Telenet Group Holding NV *(a)	81	3,697
UCB SA (a)	194	14,506
Umicore SA (a)	298	15,355
		115,078

Canada - 8.1%
Alimentation Couche-Tard, Inc. Class B	710	30,489
Bank of Montreal	587	37,234
Bank of Nova Scotia (The)	1,096	53,708
BCE, Inc.	651	30,808
Canadian Imperial Bank of Commerce (b)	360	27,040
Canadian National Railway Co.	945	55,802
Canadian Pacific Railway Ltd.	183	23,560
Canadian Tire Corp. Ltd., Class A	70	7,626
CGI Group, Inc., Class A *	231	9,868
CI Financial Corp.	246	5,132
Dollarama, Inc.	106	7,401
Element Financial Corp.	350	3,711
Emera, Inc.	341	12,833
Empire Co. Ltd.	319	4,743
Fairfax Financial Holdings Ltd.	21	11,310
Fortis, Inc.	651	22,005
George Weston Ltd.	60	5,193
Gildan Activewear, Inc.	212	6,209
IGM Financial, Inc.	75	2,042
Intact Financial Corp.	120	8,572
Inter Pipeline Ltd.	1,306	27,698
Loblaw Cos. Ltd.	273	14,604
Magna International, Inc.	346	12,134
Metro, Inc.	299	10,417
National Bank of Canada	307	10,501
Pembina Pipeline Corp.	1,508	45,825
Potash Corp. of Saskatchewan, Inc. (b)	1,482	24,089
Power Corp. of Canada	367	7,812
Power Financial Corp.	216	4,957
Restaurant Brands International, Inc.	428	17,805
Rogers Communications, Inc., Class B	298	12,063
Royal Bank of Canada (b)	1,357	80,184

See notes to Schedule of Investments

Saputo, Inc.	327	9,712
Shaw Communications, Inc., Class B	401	7,697
Sun Life Financial, Inc.	559	18,363
TELUS Corp.:
Canadian Common Stock	14	451
Non-Canadian Common Stock	426	13,717
Toronto-Dominion Bank (The)	1,697	72,874
		756,189

Denmark - 1.8%
Chr Hansen Holding A/S (a)	121	7,945
Coloplast A/S, Class B (a)	83	6,196
Danske Bank A/S (a)	501	13,276
DSV A/S (a)	163	6,853
Genmab A/S *(a)	32	5,829
H Lundbeck A/S *(a)	34	1,273
ISS A/S (a)	126	4,718
Novo Nordisk A/S, Class B (a)	1,443	77,600
Novozymes A/S, Class B (a)	352	16,963
Pandora A/S (a)	79	10,724
TDC A/S (a)	425	2,080
Tryg A/S (a)	67	1,196
Vestas Wind Systems A/S (a)	194	13,166
William Demant Holding A/S *(a)	63	1,225
		169,044

Finland - 0.9%
Elisa Oyj (a)	87	3,343
Huhtamaki Oyj (a)	128	5,320
Kone Oyj, Class B (a)	428	19,762
Metso Oyj (a)	120	2,836
Nokia Oyj (a)	4,622	26,299
Nokian Renkaat Oyj (a)	88	3,143
Orion Oyj, Class B (a)	96	3,729
Sampo Oyj, Class A (a)	360	14,708
Wartsila Oyj Abp (a)	147	6,016
		85,156

France - 8.2%
Accor SA (a)	167	6,474
Aeroports de Paris (a)	36	3,982

See notes to Schedule of Investments

Air Liquide SA (a)	588	61,623
Arkema SA (a)	121	9,338
Atos SE (a)	84	7,016
AXA SA (a)	1,713	34,414
BioMerieux (a)	10	1,358
Bollore SA (a)	973	3,319
Bureau Veritas SA (a)	299	6,313
Capgemini SA (a)	155	13,527
Carrefour SA (a)	595	14,720
Casino Guichard-Perrachon SA (a)	66	3,688
Christian Dior SE (a)	48	7,776
Cie de Saint-Gobain (a)	566	21,667
CNP Assurances (a)	137	2,031
Credit Agricole SA (a)	998	8,453
Danone SA (a)	801	56,481
Dassault Systemes (a)	130	9,927
Edenred (a)	235	4,849
Eiffage SA (a)	78	5,570
Essilor International SA (a)	163	21,694
Eutelsat Communications SA (a)	155	2,954
Faurecia (a)	63	2,023
Groupe Eurotunnel SE (a)	450	4,789
Hermes International (a)	18	6,784
Iliad SA (a)	19	3,862
Imerys SA (a)	53	3,386
Ingenico Group (a)	50	5,858
Ipsen SA (a)	28	1,726
JC Decaux SA (a)	64	2,172
Kering (a)	68	11,090
L'Oreal SA (a)	303	57,960
Legrand SA (a)	313	16,149
Natixis SA (a)	758	2,911
Numericable-SFR SA (a)	60	1,519
Orange SA (a)	1,677	27,392
Orpea (a)	37	3,046
Peugeot SA *(a)	415	5,055
Plastic Omnium SA (a)	56	1,574
Publicis Groupe SA (a)	186	12,601
Renault SA (a)	187	14,249
Rexel SA (a)	327	4,128
Sanofi SA (a)	964	81,032

See notes to Schedule of Investments

Sartorius Stedim Biotech (a)	18	1,222
Schneider Electric SE (a)	656	38,823
SCOR SE (a)	143	4,308
SEB SA (a)	19	2,291
Societe BIC SA (a)	32	4,525
Societe Generale SA (a)	654	20,668
Sodexo SA (a)	89	9,587
Suez (a)	799	12,584
Technip SA (a)	479	26,052
Teleperformance (a)	64	5,522
UBISOFT Entertainment *(a)	65	2,392
Valeo SA (a)	219	9,781
Veolia Environnement SA (a)	1,064	23,115
Vivendi SA (a)	1,079	20,444
Wendel SA (a)	25	2,605
Zodiac Aerospace (a)	218	5,130
		765,529

Germany - 6.5%
adidas AG (a)	140	19,965
Allianz SE (a)	334	47,586
Axel Springer SE (a)	34	1,782
Bayer AG (a)	601	60,468
Bayerische Motoren Werke AG (a)	275	20,154
Beiersdorf AG (a)	133	12,568
Brenntag AG (a)	155	7,490
Celesio AG (a)	33	933
Commerzbank AG (a)	815	5,286
Continental AG (a)	86	16,162
Covestro AG (a)(c)	91	4,055
Daimler AG (a)	763	45,502
Deutsche Boerse AG (a)	147	12,036
Deutsche Post AG (a)	991	27,667
Deutsche Telekom AG (a)	2,044	34,778
Deutsche Wohnen AG (a)	262	8,891
Fielmann AG (a)	17	1,243
Fraport AG Frankfurt Airport Services Worldwide (a)	35	1,870
Freenet AG (a)	79	2,033
GEA Group AG (a)	177	8,319
Hannover Rueck SE (a)	45	4,702
HeidelbergCement AG (a)	210	15,746

See notes to Schedule of Investments

Hugo Boss AG (a)	49	2,768
Infineon Technologies AG (a)	848	12,186
K+S AG (a)	276	5,663
KION Group AG (a)	61	2,951
KUKA AG (a)	24	2,842
Lanxess AG (a)	135	5,899
Linde AG (a)	280	38,971
Merck KGAA (a)	292	29,728
Metro AG (a)	175	5,353
MTU Aero Engines AG (a)	54	5,052
Muenchener Rueckversicherungs-Gesellschaft AG (a)	116	19,387
OSRAM Licht AG (a)	86	4,444
ProSiebenSat.1 Media AG (a)	177	7,729
Rational AG (a)	3	1,385
Rocket Internet SE *(a)(c)	36	696
SAP SE (a)	807	60,321
Symrise AG (a)	185	12,606
Talanx AG *(a)	40	1,186
TUI AG (a)	384	4,346
United Internet AG (a)	101	4,167
Vonovia SE (a)	339	12,372
Wacker Chemie AG (a)	24	2,097
Wirecard AG (a)(b)	94	4,133
Zalando SE *(a)(c)	81	2,144
		607,662

Hong Kong - 2.5%
Bank of East Asia Ltd. (The) (a)	1,966	7,627
BOC Hong Kong Holdings Ltd. (a)	5,142	15,510
Cathay Pacific Airways Ltd. (a)	1,904	2,793
Cheung Kong Property Holdings Ltd. (a)	3,969	25,035
Hang Seng Bank Ltd. (a)	1,036	17,797
Henderson Land Development Co. Ltd. (a)	1,465	8,301
Hong Kong Exchanges and Clearing Ltd. (a)	1,643	40,083
Hongkong Land Holdings Ltd. (a)	1,674	10,232
Hysan Development Co. Ltd. (a)	881	3,922
Li & Fung Ltd. (a)	9,095	4,439
MTR Corp. Ltd. (a)	2,744	13,960
New World Development Co. Ltd. (a)	7,637	7,766
PCCW Ltd. (a)	4,684	3,149
Sun Hung Kai Properties Ltd. (a)	2,288	27,551

See notes to Schedule of Investments

Swire Pacific Ltd., Class A (a)	1,340	15,258
Techtronic Industries Co. Ltd. (a)	1,890	7,911
WH Group Ltd. (a)(c)	14,002	11,079
Wharf Holdings Ltd. (The) (a)	1,705	10,420
		232,833

Ireland - 1.6%
Bank of Ireland *(a)	29,267	6,099
CRH plc (a)	1,752	50,522
Glanbia plc (a)	255	4,812
Kerry Group plc, Class A (a)	225	19,991
Kingspan Group plc (a)	209	4,522
Shire plc (a)	792	48,771
Smurfit Kappa Group plc (a)	493	10,928
		145,645

Israel - 0.3%
Bank Hapoalim BM (a)	803	4,053
Bank Leumi Le-Israel BM *(a)	1,092	3,850
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	1,317	2,616
Israel Chemicals Ltd. (a)	817	3,191
Mobileye NV *(b)	178	8,213
Taro Pharmaceutical Industries Ltd. *(b)	31	4,513
		26,436

Italy - 1.8%
Assicurazioni Generali SpA (a)	1,241	14,612
Atlantia SpA (a)	566	14,117
Banca Mediolanum SpA (a)	224	1,535
Exor SpA (a)	82	3,029
FinecoBank Banca Fineco SpA (a)	186	1,221
Hera SpA (a)	1,636	4,475
Intesa Sanpaolo SpA Milano Stock Exchange (a)	13,756	26,386
Italcementi SpA *(a)	332	3,893
Luxottica Group SpA (a)	133	6,480
Mediaset SpA (a)	642	2,260
Mediobanca SpA (a)	517	3,004
Moncler SpA (a)	119	1,882
Prysmian SpA (a)	238	5,217
Recordati SpA (a)	84	2,526
Salvatore Ferragamo SpA (a)	41	833

See notes to Schedule of Investments

Snam SpA (a)	4,929	29,489
Telecom Italia SpA *(a)	10,695	8,774
Terna Rete Elettrica Nazionale SpA (a)	3,209	17,881
UniCredit SpA (a)	5,322	11,880
Unione di Banche Italiane SCPA (a)	809	2,269
UnipolSai SpA (a)	1,018	1,530
		163,293

Japan - 19.2%
ABC-Mart, Inc. (a)	24	1,597
Acom Co. Ltd. *(a)	300	1,442
Aeon Co. Ltd. (a)	939	14,547
AEON Financial Service Co. Ltd. (a)	86	1,848
Ajinomoto Co., Inc. (a)	621	14,578
Alfresa Holdings Corp. (a)	160	3,332
Alps Electric Co. Ltd. (a)	166	3,127
ANA Holdings, Inc. (a)	3,564	10,112
Aozora Bank Ltd. (a)	891	3,079
Asahi Glass Co. Ltd. (a)	1,192	6,442
Asahi Kasei Corp. (a)	1,969	13,644
Asics Corp. (a)	151	2,535
Astellas Pharma, Inc. (a)	1,613	25,242
Bandai Namco Holdings, Inc. (a)	175	4,497
Calbee, Inc. (a)	100	4,151
Canon, Inc. (a)	1,140	32,530
Casio Computer Co. Ltd. (a)	217	3,101
Central Japan Railway Co. (a)	213	37,700
Chiba Bank Ltd. (The) (a)	628	2,962
Chugai Pharmaceutical Co. Ltd. (a)	152	5,401
Concordia Financial Group Ltd. *(a)	995	3,893
Dai Nippon Printing Co. Ltd. (a)	612	6,797
Dai-ichi Life Insurance Co. Ltd. (The) (a)	853	9,457
Daiichi Sankyo Co. Ltd. (a)	475	11,462
Daiwa House Industry Co. Ltd. (a)	516	15,057
Denso Corp. (a)	421	14,790
Dentsu, Inc. (a)	200	9,344
Don Quijote Holdings Co. Ltd. (a)	92	3,399
East Japan Railway Co. (a)	406	37,410
Eisai Co. Ltd. (a)	216	12,001
FamilyMart Co. Ltd. (a)	63	3,827
FANUC Corp. (a)	211	34,154

See notes to Schedule of Investments

Fast Retailing Co. Ltd. (a)	51	13,673
Fuji Heavy Industries Ltd. (a)	522	17,869
FUJIFILM Holdings Corp. (a)	404	15,612
Fujitsu Ltd. (a)	1,526	5,592
Hamamatsu Photonics KK (a)	121	3,369
Hankyu Hanshin Holdings, Inc. (a)	1,293	9,624
Hino Motors Ltd. (a)	286	2,830
Hirose Electric Co. Ltd. (a)	30	3,667
Hitachi Ltd. (a)	3,999	16,623
Hitachi Metals Ltd. (a)	292	2,954
Hoshizaki Electric Co. Ltd. (a)	52	5,072
HOYA Corp. (a)	273	9,720
Isetan Mitsukoshi Holdings Ltd. (a)	309	2,741
Isuzu Motors Ltd. (a)	503	6,156
Japan Airlines Co. Ltd. (a)	370	11,876
JFE Holdings, Inc. (a)	861	11,142
JTEKT Corp. (a)	257	2,898
Kansai Paint Co. Ltd. (a)	404	8,138
Kao Corp. (a)	563	32,490
KDDI Corp. (a)	1,257	38,265
Keikyu Corp. (a)	557	5,579
Keio Corp. (a)	617	5,798
Kikkoman Corp. (a)	209	7,648
Kintetsu Group Holdings Co. Ltd. (a)	1,925	8,215
Koito Manufacturing Co. Ltd. (a)	101	4,622
Komatsu Ltd. (a)	995	17,285
Konica Minolta, Inc. (a)	421	3,053
Kose Corp. (a)	31	2,602
Kubota Corp. (a)	1,229	16,460
Kyocera Corp. (a)	292	13,844
Kyowa Hakko Kirin Co. Ltd. (a)	206	3,499
Lawson, Inc. (a)	73	5,787
Makita Corp. (a)	141	9,297
Mazda Motor Corp. (a)	474	6,349
MEIJI Holdings Co. Ltd. (a)	161	16,346
Mitsubishi Chemical Holdings Corp. (a)	2,257	10,294
Mitsubishi Electric Corp. (a)	2,223	26,359
Mitsubishi Estate Co. Ltd. (a)	1,075	19,655
Mitsubishi Tanabe Pharma Corp. (a)	177	3,175
Mitsubishi UFJ Financial Group, Inc. (a)	11,007	49,062
Mizuho Financial Group, Inc. (a)	19,564	28,009

See notes to Schedule of Investments

MS&AD Insurance Group Holdings, Inc. (a)	395	10,173
Murata Manufacturing Co. Ltd. (a)	178	19,968
NEC Corp. (a)	2,134	4,951
NGK Insulators Ltd. (a)	295	5,923
NGK Spark Plug Co. Ltd. (a)	149	2,242
Nidec Corp. (a)	281	21,210
Nikon Corp. (a)	313	4,230
Nintendo Co. Ltd. (a)	97	13,840
Nippon Express Co. Ltd. (a)	946	4,312
Nippon Paint Holdings Co. Ltd. (a)	309	7,590
Nippon Telegraph & Telephone Corp. (a)	872	40,935
Nissan Motor Co. Ltd. (a)	2,045	18,427
Nisshin Seifun Group, Inc. (a)	286	4,572
Nissin Foods Holdings Co. Ltd. (a)	99	5,390
Nitori Holdings Co. Ltd. (a)	68	8,159
Nitto Denko Corp. (a)	252	15,891
Nomura Research Institute Ltd. (a)	103	3,751
NSK Ltd. (a)	512	3,787
NTT Data Corp. (a)	107	5,042
NTT DoCoMo, Inc. (a)	951	25,589
Odakyu Electric Railway Co. Ltd. (a)	649	7,574
Oji Holdings Corp. (a)	1,454	5,576
Omron Corp. (a)	172	5,573
Ono Pharmaceutical Co. Ltd. (a)	382	16,496
Oracle Corp. Japan (a)	26	1,384
Oriental Land Co. Ltd. (a)	183	11,802
ORIX Corp. (a)	1,021	13,038
Otsuka Corp. (a)	44	2,044
Otsuka Holdings Co. Ltd. (a)	405	18,663
Panasonic Corp. (a)	1,819	15,739
Rakuten, Inc. (a)	704	7,593
Recruit Holdings Co. Ltd. (a)	468	17,020
Resona Holdings, Inc. (a)	1,632	5,945
Ricoh Co. Ltd. (a)	534	4,615
Rinnai Corp. (a)	30	2,640
Rohm Co. Ltd. (a)	76	2,980
Santen Pharmaceutical Co. Ltd. (a)	290	4,523
Seiko Epson Corp. (a)	259	4,139
Sekisui Chemical Co. Ltd. (a)	372	4,560
Seven & I Holdings Co. Ltd. (a)	857	35,779
Seven Bank Ltd. (a)	484	1,494

See notes to Schedule of Investments

Shimadzu Corp. (a)	226	3,364
Shimano, Inc. (a)	69	10,457
Shin-Etsu Chemical Co. Ltd. (a)	612	35,699
Shinsei Bank Ltd. (a)	1,504	2,171
Shionogi & Co. Ltd. (a)	238	12,944
Shiseido Co. Ltd. (a)	441	11,371
Shizuoka Bank Ltd. (The) (a)	469	3,296
SMC Corp. (a)	70	17,075
SoftBank Group Corp. (a)	615	34,794
Sompo Japan Nipponkoa Holdings, Inc. (a)	323	8,556
Sony Corp. (a)	1,021	29,881
Sony Financial Holdings, Inc. (a)	132	1,482
Sumitomo Dainippon Pharma Co. Ltd. (a)	121	2,089
Sumitomo Electric Industries Ltd. (a)	639	8,411
Sumitomo Mitsui Financial Group, Inc. (a)	1,102	31,595
Sumitomo Mitsui Trust Holdings, Inc. (a)	3,037	9,829
Sysmex Corp. (a)	119	8,134
T&D Holdings, Inc. (a)	519	4,382
Taisho Pharmaceutical Holdings Co. Ltd. (a)	39	4,087
Taiyo Nippon Sanso Corp. (a)	285	2,605
Takeda Pharmaceutical Co. Ltd. (a)	531	22,920
TDK Corp. (a)	106	5,906
Terumo Corp. (a)	262	11,109
Tobu Railway Co. Ltd. (a)	1,089	5,959
Tokio Marine Holdings, Inc. (a)	589	19,484
Tokyo Electron Ltd. (a)	126	10,593
Tokyu Corp. (a)	1,198	10,476
Toppan Printing Co. Ltd. (a)	650	5,572
Toray Industries, Inc. (a)	2,336	19,853
TOTO Ltd. (a)	164	6,498
Toyota Industries Corp. (a)	163	6,447
Toyota Motor Corp. (a)	2,326	116,293
Trend Micro, Inc. (a)	93	3,312
Unicharm Corp. (a)	481	10,714
West Japan Railway Co. (a)	197	12,452
Yakult Honsha Co. Ltd. (a)	176	9,060
Yamada Denki Co. Ltd. (a)	523	2,748
Yamaha Corp. (a)	144	3,870
Yamaha Motor Co. Ltd. (a)	225	3,407
Yamato Holdings Co. Ltd. (a)	381	8,726

See notes to Schedule of Investments

Yamazaki Baking Co. Ltd. (a)	182	5,047
		1,794,534

Jordan - 0.0%
Hikma Pharmaceuticals plc (a)	122	4,023

Luxembourg - 0.4%
B&M European Value Retail SA (a)	408	1,382
Eurofins Scientific SE (a)	6	2,230
Regus plc (a)	760	2,932
Tenaris SA (a)	1,850	26,754
		33,298

Netherlands - 3.6%
Aegon NV (a)	53	211
AerCap Holdings NV *	260	8,733
Akzo Nobel NV (a)	563	35,420
Altice NV, Class A *(a)(b)	557	8,376
ASML Holding NV (a)	346	34,297
Boskalis Westminster NV (a)	131	4,518
CNH Industrial NV (a)	1,175	8,543
Gemalto NV (a)	114	6,982
GrandVision NV (a)(c)	62	1,616
ING Groep NV (CVA) (a)	4,519	46,970
Koninklijke Ahold NV, Amsterdam Stock Exchange (a)	1,349	29,999
Koninklijke DSM NV (a)	410	23,756
Koninklijke KPN NV (a)	3,235	11,734
Koninklijke Philips NV (a)	1,447	36,105
Koninklijke Vopak NV (a)	257	12,873
NN Group NV (a)	308	8,556
NXP Semiconductors NV *	353	27,654
QIAGEN NV *(a)	245	5,307
Randstad Holding NV (a)	260	10,472
STMicroelectronics NV (a)	603	3,553
Wolters Kluwer NV (a)	367	14,998
		340,673

Norway - 0.6%
DNB ASA (a)	702	8,487
Gjensidige Forsikring ASA (a)	141	2,341
Marine Harvest ASA *(a)	476	8,007

See notes to Schedule of Investments

Norsk Hydro ASA (a)	1,986	7,258
Orkla ASA (a)	787	6,971
Schibsted ASA Class A (a)	116	3,462
Telenor ASA (a)	421	6,954
Yara International ASA (a)	260	8,254
		51,734

Portugal - 0.2%
EDP - Energias de Portugal SA (a)	5,299	16,274
Jeronimo Martins SGPS SA (a)	268	4,222
NOS SGPS SA (a)	213	1,298
		21,794

Singapore - 1.2%
Broadcom Ltd.	277	43,046
CapitaLand Ltd. (a)	1,641	3,770
City Developments Ltd. (a)	330	2,011
ComfortDelGro Corp. Ltd. (a)	1,852	3,796
DBS Group Holdings Ltd. (a)	1,168	13,761
Oversea-Chinese Banking Corp. Ltd. (a)	1,971	12,845
Singapore Airlines Ltd. (a)	456	3,617
Singapore Exchange Ltd. (a)	547	3,116
Singapore Telecommunications Ltd. (a)	4,131	12,775
StarHub Ltd. (a)	322	906
United Overseas Bank Ltd. (a)	891	12,303
		111,946

South Korea - 3.6%
Amorepacific Corp. (a)	85	32,035
AMOREPACIFIC Group (a)	52	7,611
CJ CheilJedang Corp. (a)	15	5,061
Coway Co. Ltd. (a)	71	6,453
Hana Financial Group, Inc. (a)	383	7,780
Hankook Tire Co. Ltd. (a)	107	4,762
Hanon Systems (a)	224	2,057
Hanwha Life Insurance Co. Ltd. (a)	422	2,123
Hyundai Glovis Co. Ltd. (a)	29	4,320
Hyundai Mobis Co. Ltd. (a)	90	19,705
Hyundai Motor Co. (a)	204	24,165
Industrial Bank of Korea (a)	232	2,262
Kakao Corp. (a)	54	4,389

See notes to Schedule of Investments

Kia Motors Corp. (a)	352	13,257
KT Corp. (a)	245	6,308
LG Chem Ltd. (a)	107	24,472
LG Corp. (a)	220	12,174
LG Display Co. Ltd. (a)	296	6,820
LG Electronics, Inc. (a)	143	6,737
LG Household & Health Care Ltd. (a)	18	17,459
Lotte Chemical Corp. (a)	40	9,968
NAVER Corp. (a)	41	25,494
Samsung Fire & Marine Insurance Co. Ltd. (a)	51	11,672
Samsung Life Insurance Co. Ltd. (a)	137	11,998
Samsung SDI Co. Ltd. (a)	75	7,091
Samsung SDS Co. Ltd. (a)	52	6,480
Shinhan Financial Group Co. Ltd. (a)	607	20,041
SK Hynix, Inc. (a)	811	23,050
SK Telecom Co. Ltd. (a)	56	10,479
Woori Bank (a)	422	3,508
		339,731

Spain - 2.9%
Abertis Infraestructuras SA (a)	439	6,452
Acciona SA (a)	41	2,979
Aena SA (a)(c)	63	8,296
Amadeus IT Holding SA, Class A (a)	306	13,405
Banco Bilbao Vizcaya Argentaria SA (a)	4,105	23,524
Banco de Sabadell SA (a)	3,262	4,358
Banco Popular Espanol SA (a)	2,203	2,870
Banco Santander SA (a)	9,249	36,010
Bankia SA (a)	2,594	1,896
Bankinter SA (a)	396	2,547
CaixaBank SA (a)	1,514	3,333
EDP Renovaveis SA (a)	298	2,256
Enagas SA (a)	367	11,165
Ferrovial SA (a)	437	8,491
Gamesa Corp. Tecnologica SA (a)	176	3,476
Grifols SA (a)	251	5,668
Iberdrola SA (a)	9,491	64,108
Industria de Diseno Textil SA (a)	739	24,644
Mapfre SA (a)	615	1,360
Mediaset Espana Comunicacion SA (a)	126	1,411
Red Electrica Corp. SA (a)	173	15,424

See notes to Schedule of Investments

Telefonica SA (a)	2,279	21,784
Zardoya Otis SA (a)	154	1,443
		266,900

Sweden - 2.7%
Alfa Laval AB (a)	276	4,332
Atlas Copco AB, A Shares (a)	916	23,718
Autoliv, Inc. (b)	68	7,307
Electrolux AB, Series B (a)	182	4,943
Fastighets AB Balder , B Shares *(a)	60	1,514
Hennes & Mauritz AB, Class B (a)	889	26,053
Hexagon AB, Class B (a)	206	7,498
Husqvarna AB, Class B (a)	391	2,901
ICA Gruppen AB (a)	166	5,547
Kinnevik AB, Class B (a)	200	4,754
Meda AB, Class A (a)	171	3,097
Nordea Bank AB (a)	2,391	20,196
Sandvik AB (a)	1,098	10,944
Securitas AB, Class B (a)	326	5,010
Skandinaviska Enskilda Banken AB, Class A (a)	1,295	11,254
SKF AB, Class B (a)	408	6,515
Svenska Cellulosa AB SCA, Class B (a)	730	23,279
Svenska Handelsbanken AB, Class A (a)	1,140	13,790
Swedbank AB, Class A (a)	685	14,328
Tele2 AB, Class B (a)	217	1,898
Telefonaktiebolaget LM Ericsson, Class B (a)	2,714	20,745
Telia Co. AB (a)	1,676	7,906
Trelleborg AB, Class B (a)	231	4,078
Volvo AB, Class B (a)	2,115	20,886
		252,493

Switzerland - 8.5%
ABB Ltd. *(a)	1,830	36,045
Actelion Ltd. *(a)	66	11,075
Adecco Group AG (a)	149	7,506
Aryzta AG *(a)	92	3,381
Baloise Holding AG (a)	33	3,680
Banque Cantonale Vaudoise (a)	2	1,338
Barry Callebaut AG *(a)	2	2,456
Clariant AG *(a)	350	5,916
Coca-Cola HBC AG *(a)	395	7,967

See notes to Schedule of Investments

Credit Suisse Group AG *(a)	1,334	14,216
DKSH Holding AG (a)	26	1,702
Dufry AG *(a)	21	2,520
Flughafen Zuerich AG (a)	16	2,831
Galenica AG (a)	3	4,041
Geberit AG (a)	35	13,221
Givaudan SA (a)	11	22,104
Helvetia Holding AG (a)	5	2,609
Kuehne + Nagel International AG (a)	52	7,270
Lonza Group AG *(a)	33	5,469
Nestle SA (a)	3,059	235,958
Novartis AG (a)	1,700	139,848
Roche Holding AG (a)	558	147,329
Schindler Holding AG (a)	31	5,642
SGS SA (a)	5	11,465
Sika AG (a)	3	12,549
Sonova Holding AG (a)	35	4,650
Straumann Holding AG (a)	6	2,371
Swatch Group AG (The) (a)	40	11,628
Swiss Life Holding AG *(a)	21	4,851
Swiss Re AG (a)	236	20,633
Swisscom AG (a)	14	6,955
Wolseley plc (a)	235	12,179
Zurich Insurance Group AG *(a)	104	25,732
		797,137

Taiwan - 2.4%
Advanced Semiconductor Engineering, Inc. (a)	5,572	6,404
Asustek Computer, Inc. (a)	629	5,197
Cathay Financial Holding Co. Ltd. (a)	6,952	7,602
China Steel Corp. (a)	19,605	12,774
Chunghwa Telecom Co. Ltd. (a)	3,010	10,873
CTBC Financial Holding Co. Ltd. (a)	13,857	7,255
Delta Electronics, Inc. (a)	1,728	8,441
E.Sun Financial Holding Co. Ltd. (a)	6,470	3,829
Far EasTone Telecommunications Co. Ltd. (a)	1,073	2,593
First Financial Holding Co. Ltd. (a)	7,336	3,856
Hua Nan Financial Holdings Co. Ltd. (a)	6,038	3,138
Inotera Memories, Inc. *(a)	2,128	1,659
MediaTek, Inc. (a)	1,292	9,865
Mega Financial Holding Co. Ltd. (a)	9,668	7,311

See notes to Schedule of Investments

President Chain Store Corp. (a)	626	4,898
Quanta Computer, Inc. (a)	2,398	4,566
Siliconware Precision Industries Co. Ltd. (a)	1,860	2,857
Taiwan Cooperative Financial Holding Co. Ltd. (a)	6,492	2,868
Taiwan Mobile Co. Ltd. (a)	1,748	6,118
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	20,726	104,802
United Microelectronics Corp. (a)	10,518	4,115
Yuanta Financial Holding Co. Ltd. (a)	8,616	2,793
		223,814

United Kingdom - 13.7%
3i Group plc (a)	905	6,736
Aberdeen Asset Management plc (a)	845	3,265
Admiral Group plc (a)	186	5,077
Aggreko plc (a)	268	4,603
ARM Holdings plc (a)	1,444	21,871
Ashtead Group plc (a)	619	8,883
ASOS plc *(a)	30	1,598
Associated British Foods plc (a)	401	14,539
AstraZeneca plc (a)	1,115	66,375
Auto Trader Group plc (a)(c)	989	4,676
Aviva plc (a)	3,833	20,600
Barratt Developments plc (a)	892	4,885
Bellway plc (a)	118	2,983
Booker Group plc (a)	2,115	4,894
BT Group plc (a)	6,784	37,460
Bunzl plc (a)	422	13,053
Burberry Group plc (a)	437	6,831
Capita plc (a)	809	10,391
Capital & Counties Properties plc (a)	702	2,793
Coca-Cola European Partners plc	299	10,671
Compass Group plc (a)	1,614	30,765
Croda International plc (a)	231	9,682
Direct Line Insurance Group plc (a)	1,249	5,776
Dixons Carphone plc (a)	906	3,933
DS Smith plc (a)	1,665	8,598
easyJet plc (a)	309	4,489
GKN plc (a)	1,579	5,684
GlaxoSmithKline plc (a)	3,908	84,015
Hargreaves Lansdown plc (a)	224	3,728
Henderson Group plc (a)	986	2,811

See notes to Schedule of Investments

Howden Joinery Group plc (a)	767	4,000
ICAP plc (a)	495	2,782
IG Group Holdings plc (a)	331	3,579
Inchcape plc (a)	376	3,156
Informa plc (a)	598	5,856
Inmarsat plc (a)	335	3,596
InterContinental Hotels Group plc (a)	176	6,540
International Consolidated Airlines Group SA (a)	1,707	8,545
Intertek Group plc (a)	195	9,106
Investec plc (a)	791	4,986
ITV plc (a)	3,559	8,597
J Sainsbury plc (a)(b)	1,806	5,601
Johnson Matthey plc (a)	354	13,401
Just Eat plc *(a)	416	2,373
Kingfisher plc (a)	2,232	9,634
Legal & General Group plc (a)	5,619	14,564
Liberty Global plc Class A *	805	23,393
Liberty Global plc LiLAC Class A *	—	6
Lloyds Banking Group plc (a)	56,019	41,192
London Stock Exchange Group plc (a)	291	9,857
Man Group plc (a)	1,562	2,421
Marks & Spencer Group plc (a)	1,534	6,522
Mondi plc (a)	742	13,828
Next plc (a)	141	9,433
Old Mutual plc (a)	4,013	10,817
Pearson plc (a)	788	10,277
Pennon Group plc (a)	984	12,424
Petrofac Ltd. (a)	1,010	10,497
Provident Financial plc (a)	136	4,204
Prudential plc (a)	2,388	40,681
RELX plc (a)	1,907	35,138
Rentokil Initial plc (a)	2,173	5,604
Rightmove plc (a)	94	4,582
Rolls-Royce Holdings plc *(a)	2,311	21,945
Royal Mail plc (a)	1,040	7,050
RSA Insurance Group plc (a)	927	6,191
Sage Group plc (The) (a)	1,076	9,357
Schroders plc (a)	139	4,389
Severn Trent plc (a)	571	18,653
Sky plc (a)	1,030	11,691
Smiths Group plc (a)	477	7,347

See notes to Schedule of Investments

SSE plc (a)	2,402	50,226
St James's Place plc (a)	455	4,874
Standard Chartered plc (a)	2,574	19,579
Standard Life plc (a)	1,804	7,090
Tate & Lyle plc (a)	584	5,207
Taylor Wimpey plc (a)	3,142	5,614
Tesco plc *(a)	10,688	25,005
Travis Perkins plc (a)	286	5,722
Unilever plc (a)	3,929	188,463
United Utilities Group plc (a)	1,625	22,628
Vodafone Group plc (a)	18,977	57,770
Weir Group plc (The) (a)	264	5,098
Whitbread plc (a)	162	7,572
WM Morrison Supermarkets plc (a)	3,053	7,658
WPP plc (a)	1,203	24,985
		1,282,971

Total Common Stocks (Cost $9,384,810)		9,050,668

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.1%
State Street Bank Time Deposit, 0.293%, 7/1/16	104,028	104,028

Total Time Deposit (Cost $104,028)		104,028

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.25%	125,595	125,595

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $125,595)		125,595

TOTAL INVESTMENTS (Cost $9,614,433) - 99.2%		9,280,291
Other assets and liabilities, net - 0.8%		73,766
NET ASSETS - 100.0%		$9,354,057

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Due to significant market movements following the close of trading in the local markets, the value of this security as of June 30, 2016 was adjusted by a third party pricing service. See Note A.
(b) Security, or portion of security, is on loan. Total value of securities on loan is $120,007.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $32,562, which represents 0.4% of the net assets of the Fund as of June 30, 2016.

Abbreviations:
CVA:	Certificaten Van Aandelen
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.6%

Aerospace & Defense - 0.9%
B/E Aerospace, Inc.	250	11,544
HEICO Corp.	118	7,884
Hexcel Corp.	228	9,494
Rockwell Collins, Inc.	318	27,074
Spirit AeroSystems Holdings, Inc., Class A *	291	12,513
TransDigm Group, Inc. *	130	34,280
		102,789

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	350	25,987
Expeditors International of Washington, Inc.	444	21,774
XPO Logistics, Inc. *(a)	216	5,672
		53,433

Airlines - 0.6%
Alaska Air Group, Inc.	301	17,545
American Airlines Group, Inc.	1,419	40,172
JetBlue Airways Corp. *	786	13,016
		70,733

Auto Components - 0.9%
BorgWarner, Inc.	560	16,531
Delphi Automotive plc	704	44,070
Gentex Corp.	744	11,495
Lear Corp.	189	19,233
Tenneco, Inc. *	145	6,758
Visteon Corp.	86	5,660
		103,747

Automobiles - 0.3%
Harley-Davidson, Inc.	465	21,064
Thor Industries, Inc.	117	7,575
		28,639

Banks - 4.1%
Associated Banc-Corp.	346	5,934
Bank of Hawaii Corp.	99	6,811

See notes to Schedule of Investments

Bank of the Ozarks, Inc.	188	7,054
BankUnited, Inc.	240	7,373
BOK Financial Corp. (a)	47	2,947
CIT Group, Inc.	395	12,604
Citizens Financial Group, Inc.	1,229	24,555
Comerica, Inc.	404	16,616
Commerce Bancshares, Inc.	191	9,149
Cullen/Frost Bankers, Inc.	126	8,030
East West Bancorp, Inc.	332	11,348
Fifth Third Bancorp	1,781	31,328
First Citizens BancShares, Inc., Class A	20	5,178
First Horizon National Corp.	536	7,386
First Niagara Financial Group, Inc.	818	7,967
First Republic Bank	346	24,217
FirstMerit Corp.	392	7,946
FNB Corp.	484	6,069
Home BancShares, Inc.	288	5,700
Huntington Bancshares, Inc.	1,841	16,459
Investors Bancorp, Inc.	735	8,144
KeyCorp	1,941	21,448
M&T Bank Corp.	369	43,627
MB Financial, Inc.	160	5,805
PacWest Bancorp	260	10,343
People's United Financial, Inc.	716	10,497
Popular, Inc.	239	7,003
PrivateBancorp, Inc.	183	8,057
Prosperity Bancshares, Inc.	151	7,699
Regions Financial Corp.	2,943	25,045
Signature Bank *	122	15,240
SVB Financial Group *	119	11,324
Synovus Financial Corp.	286	8,291
UMB Financial Corp. (a)	97	5,161
Umpqua Holdings Corp.	508	7,859
United Bankshares, Inc.	149	5,589
Webster Financial Corp.	211	7,163
Western Alliance Bancorp *	212	6,922
Zions Bancorporation	472	11,861
		451,749

See notes to Schedule of Investments

Beverages - 0.4%
Dr Pepper Snapple Group, Inc.	474	45,803

Biotechnology - 1.5%
ACADIA Pharmaceuticals, Inc. *(a)	209	6,784
Agios Pharmaceuticals, Inc. *(a)	62	2,597
Alkermes plc *	361	15,602
Alnylam Pharmaceuticals, Inc. *	178	9,877
BioMarin Pharmaceutical, Inc. *	389	30,264
Dyax Corp. CVR *(b)	151	168
Incyte Corp. *	410	32,792
Intercept Pharmaceuticals, Inc. *(a)	42	5,993
Ionis Pharmaceuticals, Inc. *	283	6,591
Juno Therapeutics, Inc. *(a)	173	6,650
Medivation, Inc. *	394	23,758
Myriad Genetics, Inc. *(a)	165	5,049
Seattle Genetics, Inc. *	255	10,305
United Therapeutics Corp. *	106	11,228
		167,658

Building Products - 0.9%
A.O. Smith Corp.	171	15,067
Allegion plc	234	16,247
Armstrong World Industries, Inc. *	117	4,580
Lennox International, Inc.	95	13,547
Masco Corp.	815	25,216
Owens Corning	282	14,529
USG Corp. *	216	5,823
		95,009

Capital Markets - 2.6%
Affiliated Managers Group, Inc. *	131	18,441
Ameriprise Financial, Inc.	385	34,592
Artisan Partners Asset Management, Inc., Class A	170	4,706
E*Trade Financial Corp. *	642	15,081
Eaton Vance Corp.	267	9,436
Federated Investors, Inc., Class B	225	6,476
Interactive Brokers Group, Inc., Class A	861	30,479
Invesco Ltd.	969	24,748
Janus Capital Group, Inc.	336	4,677
Legg Mason, Inc.	243	7,166

See notes to Schedule of Investments

LPL Financial Holdings, Inc.	176	3,965
Northern Trust Corp.	494	32,732
NorthStar Asset Management Group, Inc.	440	4,492
Raymond James Financial, Inc.	290	14,297
SEI Investments Co.	314	15,107
Stifel Financial Corp. *	153	4,812
T. Rowe Price Group, Inc.	576	42,031
TD Ameritrade Holding Corp.	613	17,455
		290,693

Chemicals - 1.4%
Axalta Coating Systems Ltd. *	879	23,320
International Flavors & Fragrances, Inc.	415	52,319
Mosaic Co. (The)	1,823	47,726
PolyOne Corp.	436	15,365
Sensient Technologies Corp.	232	16,481
		155,211

Commercial Services & Supplies - 1.1%
Cintas Corp.	212	20,804
Clean Harbors, Inc. *	125	6,514
Copart, Inc. *	243	11,909
Deluxe Corp.	120	7,964
Healthcare Services Group, Inc.	173	7,159
KAR Auction Services, Inc.	335	13,983
Pitney Bowes, Inc.	463	8,241
Rollins, Inc.	225	6,586
Tyco International plc	1,044	44,474
		127,634

Communications Equipment - 1.1%
Arista Networks, Inc. *	83	5,344
ARRIS International plc *	415	8,698
Brocade Communications Systems, Inc.	1,107	10,162
Ciena Corp. *	301	5,644
CommScope Holding Co., Inc. *	350	10,860
EchoStar Corp., Class A *	222	8,813
F5 Networks, Inc. *	158	17,987
Juniper Networks, Inc.	835	18,779
Motorola Solutions, Inc.	377	24,871
NetScout Systems, Inc. *	217	4,828

See notes to Schedule of Investments

ViaSat, Inc. *	107	7,640
		123,626

Construction & Engineering - 0.3%
Dycom Industries, Inc. *	75	6,732
EMCOR Group, Inc.	149	7,340
Quanta Services, Inc. *	304	7,028
Valmont Industries, Inc.	56	7,575
		28,675

Consumer Finance - 0.4%
Ally Financial, Inc. *	1,015	17,326
Credit Acceptance Corp. *(a)	23	4,257
Navient Corp.	768	9,178
OneMain Holdings, Inc. *	282	6,435
SLM Corp. *	972	6,007
		43,203

Containers & Packaging - 3.0%
Avery Dennison Corp.	465	34,759
Ball Corp.	739	53,422
Bemis Co., Inc.	493	25,385
Berry Plastics Group, Inc. *	627	24,359
Crown Holdings, Inc. *	727	36,837
Graphic Packaging Holding Co.	1,669	20,929
Owens-Illinois, Inc. *	772	13,904
Sealed Air Corp.	1,027	47,211
Sonoco Products Co.	524	26,022
WestRock Co.	1,317	51,192
		334,020

Distributors - 0.6%
Genuine Parts Co.	386	39,082
LKQ Corp. *	787	24,948
		64,030

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. *	109	7,228
Graham Holdings Co., Class B	12	5,875

See notes to Schedule of Investments

ServiceMaster Global Holdings, Inc. *	349	13,890
		26,993

Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	188	12,525
Leucadia National Corp.	768	13,309
MarketAxess Holdings, Inc.	87	12,650
Moody's Corp.	393	36,828
MSCI, Inc.	200	15,424
Voya Financial, Inc.	470	11,637
		102,373

Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	1,106	32,085
Frontier Communications Corp.	2,388	11,797
Level 3 Communications, Inc. *	587	30,224
SBA Communications Corp., Class A *	254	27,417
Zayo Group Holdings, Inc. *	257	7,178
		108,701

Electric Utilities - 1.3%
Alliant Energy Corp.	1,222	48,513
ITC Holdings Corp.	823	38,533
OGE Energy Corp.	1,069	35,010
Portland General Electric Co.	467	20,604
		142,660

Electrical Equipment - 1.2%
Acuity Brands, Inc.	107	26,532
AMETEK, Inc.	572	26,443
EnerSys	104	6,185
Hubbell, Inc.	127	13,395
Regal-Beloit Corp.	107	5,890
Rockwell Automation, Inc.	318	36,513
Sensata Technologies Holding NV *	416	14,514
SolarCity Corp. *(a)	144	3,446
		132,918

Electronic Equipment & Instruments - 1.7%
Amphenol Corp., Class A	731	41,908
Arrow Electronics, Inc. *	217	13,432

See notes to Schedule of Investments

Avnet, Inc.	305	12,356
Belden, Inc.	99	5,977
Dolby Laboratories, Inc., Class A	226	10,814
FEI Co.	97	10,367
Fitbit, Inc., Class A *(a)	197	2,407
Flextronics International Ltd. *	1,282	15,128
FLIR Systems, Inc.	324	10,028
Ingram Micro, Inc., Class A	344	11,964
IPG Photonics Corp. *	87	6,960
Jabil Circuit, Inc.	454	8,385
Keysight Technologies, Inc. *	402	11,694
National Instruments Corp.	234	6,412
Trimble Navigation Ltd. *	593	14,446
Universal Display Corp. *	99	6,712
		188,990

Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	3,573	161,250
Core Laboratories NV	358	44,353
Dril-Quip, Inc. *	308	17,996
Ensco plc, Class A	2,454	23,828
FMC Technologies, Inc. *	1,847	49,260
Frank's International NV	381	5,566
National Oilwell Varco, Inc.	3,071	103,339
Oceaneering International, Inc.	796	23,769
RPC, Inc.	497	7,718
Weatherford International plc *	7,309	40,565
		477,644

Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	99	13,019
PriceSmart, Inc.	54	5,053
Rite Aid Corp. *	2,663	19,946
Sprouts Farmers Market, Inc. *	362	8,290
Whole Foods Market, Inc.	818	26,192
		72,500

Food Products - 3.8%
B&G Foods, Inc.	156	7,519
Blue Buffalo Pet Products, Inc. *	161	3,758
Bunge Ltd.	347	20,525

See notes to Schedule of Investments

Campbell Soup Co.	478	31,801
ConAgra Foods, Inc.	1,114	53,260
Flowers Foods, Inc.	464	8,700
Hain Celestial Group, Inc. (The) *	264	13,134
Hershey Co. (The)	500	56,745
Hormel Foods Corp.	689	25,217
J. M. Smucker Co. (The)	305	46,485
Lancaster Colony Corp.	50	6,381
McCormick & Co., Inc.	324	34,561
Mead Johnson Nutrition Co.	476	43,197
Pinnacle Foods, Inc.	279	12,915
Post Holdings, Inc. *	176	14,554
Snyder's-Lance, Inc.	198	6,710
TreeHouse Foods, Inc. *	144	14,782
WhiteWave Foods Co. (The) *	449	21,076
		421,320

Gas Utilities - 2.2%
AGL Resources, Inc.	646	42,617
Atmos Energy Corp.	550	44,726
New Jersey Resources Corp.	461	17,772
ONE Gas, Inc.	279	18,579
Piedmont Natural Gas Co., Inc.	436	26,212
Southwest Gas Corp.	254	19,992
Spire, Inc.	243	17,214
UGI Corp.	929	42,037
WGL Holdings, Inc.	269	19,042
		248,191

Health Care Equipment & Supplies - 3.7%
ABIOMED, Inc. *	94	10,273
Alere, Inc. *	208	8,670
Align Technology, Inc. *	174	14,016
Baxter International, Inc.	1,323	59,826
Cantel Medical Corp.	84	5,773
Cooper Cos., Inc. (The)	116	19,902
DENTSPLY SIRONA, Inc.	559	34,681
DexCom, Inc. *	198	15,707
Edwards Lifesciences Corp. *	507	50,563
Hill-Rom Holdings, Inc.	133	6,710
Hologic, Inc. *	579	20,034

See notes to Schedule of Investments

IDEXX Laboratories, Inc. *	214	19,872
NuVasive, Inc. *	117	6,987
ResMed, Inc.	335	21,182
St. Jude Medical, Inc.	681	53,118
STERIS plc	173	11,894
Teleflex, Inc.	104	18,440
Varian Medical Systems, Inc. *	227	18,666
West Pharmaceutical Services, Inc.	174	13,203
		409,517

Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. *	178	9,861
AmerisourceBergen Corp.	438	34,742
Amsurg Corp. *	131	10,158
Brookdale Senior Living, Inc. *	435	6,716
Centene Corp. *	408	29,119
DaVita HealthCare Partners, Inc. *	389	30,078
Envision Healthcare Holdings, Inc. *	448	11,366
HealthSouth Corp.	216	8,385
Henry Schein, Inc. *	196	34,653
Laboratory Corporation of America Holdings *	246	32,046
LifePoint Health, Inc. *	102	6,668
Mednax, Inc. *	222	16,079
Molina Healthcare, Inc. *	97	4,840
Patterson Cos., Inc.	195	9,339
Premier, Inc., Class A *	339	11,085
Quest Diagnostics, Inc.	339	27,598
Team Health Holdings, Inc. *	173	7,036
VCA, Inc. *	193	13,049
		302,818

Health Care Technology - 0.7%
athenahealth, Inc. *(a)	94	12,973
Cerner Corp. *	722	42,309
IMS Health Holdings, Inc. *	355	9,003
Veeva Systems, Inc., Class A *	265	9,042
		73,327

Hotels, Restaurants & Leisure - 3.2%
Aramark	588	19,651
Brinker International, Inc.	143	6,511

See notes to Schedule of Investments

Buffalo Wild Wings, Inc. *	48	6,670
Chipotle Mexican Grill, Inc. *	75	30,207
Cracker Barrel Old Country Store, Inc. (a)	61	10,460
Darden Restaurants, Inc.	293	18,559
Domino's Pizza, Inc.	129	16,948
Dunkin' Brands Group, Inc.	233	10,164
Hilton Worldwide Holdings, Inc.	1,346	30,325
Hyatt Hotels Corp., Class A *(a)	345	16,953
Jack in the Box, Inc.	82	7,045
Marriott International, Inc., Class A	489	32,499
Norwegian Cruise Line Holdings Ltd. *	518	20,637
Panera Bread Co., Class A *	61	12,928
Royal Caribbean Cruises Ltd.	431	28,942
Six Flags Entertainment Corp.	223	12,923
Starwood Hotels & Resorts Worldwide, Inc.	427	31,577
Texas Roadhouse, Inc.	159	7,250
Vail Resorts, Inc.	92	12,717
Wendy's Co. (The)	602	5,791
Wyndham Worldwide Corp.	288	20,514
		359,271

Household Durables - 1.7%
Garmin Ltd.	263	11,156
Harman International Industries, Inc.	182	13,071
Helen of Troy Ltd. *	70	7,199
Leggett & Platt, Inc.	341	17,428
Mohawk Industries, Inc. *	164	31,121
Newell Brands, Inc.	1,230	59,741
Tempur Sealy International, Inc. *	157	8,685
Tupperware Brands Corp.	127	7,148
Whirlpool Corp.	195	32,495
		188,044

Household Products - 0.7%
Church & Dwight Co., Inc.	326	33,542
Clorox Co. (The)	330	45,669
		79,211

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp.	3,546	44,254
NRG Energy, Inc.	1,692	25,363

See notes to Schedule of Investments

NRG Yield, Inc., Class A	1,005	15,296
		84,913

Industrial Conglomerates - 0.5%
Carlisle Co.'s, Inc.	154	16,275
Roper Technologies, Inc.	248	42,299
		58,574

Insurance - 4.3%
Alleghany Corp. *	36	19,785
American Financial Group, Inc.	166	12,272
Arch Capital Group Ltd. *	284	20,448
Arthur J. Gallagher & Co.	408	19,421
Assurant, Inc.	143	12,342
Assured Guaranty Ltd.	310	7,865
Axis Capital Holdings Ltd.	214	11,770
Cincinnati Financial Corp.	344	25,762
CNO Financial Group, Inc.	413	7,211
Endurance Specialty Holdings Ltd.	143	9,604
Everest Re Group Ltd.	60	10,960
First American Financial Corp.	253	10,176
Hanover Insurance Group, Inc. (The)	99	8,377
Hartford Financial Services Group, Inc. (The)	912	40,475
Lincoln National Corp.	551	21,362
Loews Corp.	622	25,558
Primerica, Inc.	108	6,182
Principal Financial Group, Inc.	626	25,735
ProAssurance Corp.	123	6,587
Progressive Corp. (The)	1,352	45,292
Reinsurance Group of America, Inc.	148	14,354
RenaissanceRe Holdings Ltd.	99	11,627
RLI Corp.	88	6,053
Torchmark Corp.	259	16,011
Unum Group	548	17,421
White Mountains Insurance Group Ltd.	11	9,262
Willis Towers Watson plc	322	40,028
XL Group plc	653	21,751
		483,691

Internet & Catalog Retail - 0.3%
HSN, Inc.	82	4,012

See notes to Schedule of Investments

TripAdvisor, Inc. *	323	20,769
Wayfair, Inc., Class A *	107	4,173
		28,954

Internet Software & Services - 1.1%
Akamai Technologies, Inc. *	415	23,211
CoStar Group, Inc. *	77	16,837
IAC/InterActiveCorp	175	9,853
j2 Global, Inc.	107	6,759
Pandora Media, Inc. *(a)	514	6,399
Rackspace Hosting, Inc. *	248	5,173
Twitter, Inc. *(a)	1,448	24,486
VeriSign, Inc. *	226	19,540
Zillow Group, Inc., Class A *	354	12,974
		125,232

IT Services - 4.7%
Alliance Data Systems Corp. *	140	27,429
Amdocs Ltd.	355	20,490
Black Knight Financial Services, Inc., Class A *(a)	93	3,497
Booz Allen Hamilton Holding Corp.	297	8,803
Broadridge Financial Solutions, Inc.	279	18,191
Computer Sciences Corp.	326	16,186
Convergys Corp.	224	5,600
CoreLogic, Inc. *	209	8,042
CSRA, Inc.	318	7,451
DST Systems, Inc.	74	8,616
EPAM Systems, Inc. *	99	6,367
Euronet Worldwide, Inc. *	115	7,957
Fidelity National Information Services, Inc.	659	48,555
First Data Corp., Class A *	2,144	23,734
Fiserv, Inc. *	527	57,301
Gartner, Inc. *	196	19,092
Genpact Ltd. *	364	9,770
Global Payments, Inc.	365	26,054
Jack Henry & Associates, Inc.	186	16,232
Leidos Holdings, Inc.	149	7,133
MAXIMUS, Inc.	152	8,416
Paychex, Inc.	761	45,279
Sabre Corp.	484	12,966
Square, Inc., Class A *	777	7,032

See notes to Schedule of Investments

Syntel, Inc. *	77	3,485
Teradata Corp. *	309	7,746
Total System Services, Inc.	399	21,191
Vantiv, Inc., Class A *	393	22,244
Western Union Co. (The)	1,160	22,249
WEX, Inc. *	92	8,158
Xerox Corp.	2,250	21,352
		526,618

Leisure Products - 0.7%
Brunswick Corp.	230	10,424
Hasbro, Inc.	289	24,273
Mattel, Inc.	873	27,316
Polaris Industries, Inc. (a)	154	12,591
		74,604

Life Sciences - Tools & Services - 1.4%
Agilent Technologies, Inc.	777	34,468
Bio-Rad Laboratories, Inc., Class A *	51	7,294
Bio-Techne Corp.	89	10,036
Bruker Corp.	249	5,662
Charles River Laboratories International, Inc. *	113	9,316
Mettler-Toledo International, Inc. *	64	23,355
PAREXEL International Corp. *	124	7,797
PerkinElmer, Inc.	260	13,629
PRA Health Sciences, Inc. *	71	2,965
Quintiles Transnational Holdings, Inc. *	183	11,954
VWR Corp. *	183	5,289
Waters Corp. *	194	27,286
		159,051

Machinery - 4.4%
AGCO Corp.	174	8,201
Allison Transmission Holdings, Inc.	416	11,744
CLARCOR, Inc.	116	7,056
Colfax Corp. *	241	6,377
Crane Co.	122	6,920
Cummins, Inc.	389	43,739
Donaldson Co., Inc.	303	10,411
Dover Corp.	380	26,342
Flowserve Corp.	318	14,364

See notes to Schedule of Investments

Graco, Inc.	136	10,743
IDEX Corp.	185	15,188
Ingersoll-Rand plc	632	40,246
ITT, Inc.	216	6,908
Lincoln Electric Holdings, Inc.	153	9,039
Middleby Corp. (The) *	140	16,135
Nordson Corp.	131	10,953
Oshkosh Corp.	180	8,588
PACCAR, Inc.	860	44,608
Parker-Hannifin Corp.	329	35,548
Pentair plc	443	25,822
Snap-on, Inc.	142	22,410
Stanley Black & Decker, Inc.	368	40,929
Timken Co. (The)	165	5,059
Toro Co. (The)	135	11,907
WABCO Holdings, Inc. *	128	11,721
Wabtec Corp.	220	15,451
Woodward, Inc.	132	7,608
Xylem, Inc.	437	19,512
		493,529

Media - 2.4%
AMC Networks, Inc., Class A *	146	8,821
Cable One, Inc.	11	5,626
Cinemark Holdings, Inc.	268	9,771
Interpublic Group of Cos., Inc. (The)	1,032	23,839
John Wiley & Sons, Inc., Class A	109	5,688
Liberty Broadband Corp., Class A *	446	26,493
Liberty SiriusXM Group, Class A *	852	26,719
Lions Gate Entertainment Corp.	295	5,968
Madison Square Garden Co. (The), Class A *	63	10,868
Omnicom Group, Inc.	613	49,954
Scripps Networks Interactive, Inc., Class A	331	20,611
Sinclair Broadcast Group, Inc., Class A	170	5,076
Sirius XM Holdings, Inc. *(a)	4,573	18,063
Starz, Class A *	223	6,672
Tribune Media Co., Class A	199	7,797
Viacom, Inc., Class B	843	34,959
		266,925

See notes to Schedule of Investments

Metals & Mining - 1.4%
Compass Minerals International, Inc.	175	12,983
Nucor Corp.	1,654	81,724
Reliance Steel & Aluminum Co.	372	28,607
Steel Dynamics, Inc.	1,263	30,944
		154,258

Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	2,317	55,608
CMS Energy Corp.	1,504	68,974
Consolidated Edison, Inc.	1,637	131,680
		256,262

Multiline Retail - 1.1%
Dollar Tree, Inc. *	608	57,298
J.C. Penney Co., Inc. *(a)	780	6,926
Kohl's Corp.	474	17,974
Macy's, Inc.	791	26,585
Nordstrom, Inc.	331	12,595
		121,378

Oil, Gas & Consumable Fuels - 3.3%
Cheniere Energy Partners LP Holdings LLC	369	7,354
Cheniere Energy, Inc. *	1,803	67,703
ONEOK, Inc.	1,711	81,187
Spectra Energy Corp.	5,719	209,487
		365,731

Paper & Forest Products - 0.1%
Domtar Corp.	326	11,413

Personal Products - 0.3%
Coty, Inc., Class A	406	10,552
Edgewell Personal Care Co.	151	12,746
Herbalife Ltd. *	166	9,716
		33,014

Pharmaceuticals - 1.1%
Akorn, Inc. *	196	5,583
Catalent, Inc. *	238	5,471
Impax Laboratories, Inc. *	162	4,669

See notes to Schedule of Investments

Jazz Pharmaceuticals plc *	144	20,349
Perrigo Co. plc	342	31,009
Prestige Brands Holdings, Inc. *	127	7,036
Zoetis, Inc.	1,093	51,874
		125,991

Professional Services - 1.5%
Dun & Bradstreet Corp. (The)	89	10,844
Equifax, Inc.	291	37,364
IHS, Inc., Class A *	165	19,076
Manpowergroup, Inc.	175	11,260
Nielsen Holdings plc	885	45,993
Robert Half International, Inc.	321	12,249
TransUnion *	122	4,080
Verisk Analytics, Inc. *	379	30,729
		171,595

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	721	19,092
Howard Hughes Corp. (The) *	83	9,488
Jones Lang LaSalle, Inc.	104	10,135
Realogy Holdings Corp. *	339	9,838
		48,553

Road & Rail - 0.9%
AMERCO	15	5,618
Avis Budget Group, Inc. *	232	7,477
Genesee & Wyoming, Inc., Class A *	142	8,371
Hertz Global Holdings, Inc. *	977	10,815
JB Hunt Transport Services, Inc.	217	17,562
Kansas City Southern	264	23,784
Landstar System, Inc.	104	7,141
Old Dominion Freight Line, Inc. *	166	10,012
Ryder System, Inc.	129	7,887
		98,667

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. *	1,527	7,849
Analog Devices, Inc.	730	41,347
Cavium, Inc. *	132	5,095
Cree, Inc. *	233	5,695

See notes to Schedule of Investments

Cypress Semiconductor Corp. (a)	740	7,807
First Solar, Inc. *	180	8,726
Integrated Device Technology, Inc. *	310	6,240
KLA-Tencor Corp.	364	26,663
Lam Research Corp.	377	31,691
Linear Technology Corp.	567	26,382
Marvell Technology Group Ltd.	1,101	10,493
Maxim Integrated Products, Inc.	672	23,984
Microchip Technology, Inc.	509	25,837
Micron Technology, Inc. *	2,450	33,712
ON Semiconductor Corp. *	972	8,573
Qorvo, Inc. *	301	16,633
Skyworks Solutions, Inc.	451	28,539
SunPower Corp. *(a)	138	2,138
Teradyne, Inc.	482	9,491
Xilinx, Inc.	601	27,724
		354,619

Software - 3.8%
ANSYS, Inc. *	208	18,876
Aspen Technology, Inc. *	190	7,646
Autodesk, Inc. *	533	28,857
Blackbaud, Inc.	113	7,673
CA, Inc.	700	22,981
CDK Global, Inc.	367	20,365
Citrix Systems, Inc. *	368	29,473
Electronic Arts, Inc. *	716	54,244
Fair Isaac Corp.	74	8,363
FireEye, Inc. *	343	5,649
Fortinet, Inc. *	346	10,930
Guidewire Software, Inc. *	172	10,623
Manhattan Associates, Inc. *	171	10,966
NetSuite, Inc. *	88	6,406
Nuance Communications, Inc. *	531	8,299
PTC, Inc. *	270	10,147
Qlik Technologies, Inc. *	221	6,537
ServiceNow, Inc. *	363	24,103
Splunk, Inc. *	316	17,121
Symantec Corp.	1,447	29,721
Synopsys, Inc. *	359	19,415
Take-Two Interactive Software, Inc. *	198	7,508

See notes to Schedule of Investments

Tyler Technologies, Inc. *	77	12,837
Ultimate Software Group, Inc. (The) *	68	14,300
Workday, Inc., Class A *	335	25,014
		418,054

Specialty Retail - 3.4%
Advance Auto Parts, Inc.	189	30,548
American Eagle Outfitters, Inc. (a)	424	6,754
AutoNation, Inc. *	180	8,456
Bed Bath & Beyond, Inc.	396	17,115
Best Buy Co., Inc.	720	22,032
Burlington Stores, Inc. *	184	12,275
CarMax, Inc. *(a)	496	24,319
CST Brands, Inc.	192	8,271
Foot Locker, Inc.	348	19,091
GameStop Corp., Class A	264	7,017
Gap, Inc. (The) (a)	585	12,414
Michaels Cos., Inc. (The) *	385	10,949
Penske Automotive Group, Inc.	99	3,115
Ross Stores, Inc.	1,029	58,334
Sally Beauty Holdings, Inc. *	375	11,029
Signet Jewelers Ltd.	201	16,564
Staples, Inc.	1,664	14,344
Tiffany & Co.	282	17,101
Tractor Supply Co.	344	31,366
Ulta Salon, Cosmetics & Fragrance, Inc. *	161	39,226
Williams-Sonoma, Inc.	208	10,843
		381,163

Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology plc	705	17,174
Western Digital Corp.	667	31,522
		48,696

Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	131	13,948
Coach, Inc.	716	29,170
Columbia Sportswear Co.	72	4,143
Hanesbrands, Inc.	972	24,426
Kate Spade & Co. *	326	6,719
lululemon athletica, Inc. *	299	22,084

See notes to Schedule of Investments

Michael Kors Holdings Ltd. *	453	22,414
PVH Corp.	208	19,600
Skechers U.S.A., Inc., Class A *	293	8,708
Under Armour, Inc., Class A *(a)	1,083	43,461
		194,673

Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. *	813	4,837
New York Community Bancorp, Inc.	1,122	16,819
Radian Group, Inc.	494	5,147
TFS Financial Corp.	153	2,635
		29,438

Trading Companies & Distributors - 1.0%
Air Lease Corp.	229	6,133
Fastenal Co.	708	31,428
HD Supply Holdings, Inc. *	442	15,390
MSC Industrial Direct Co., Inc., Class A	118	8,326
United Rentals, Inc. *	216	14,494
W.W. Grainger, Inc.	138	31,360
		107,131

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	182	13,477

Water Utilities - 1.0%
American Water Works Co., Inc.	955	80,707
Aqua America, Inc.	949	33,841
		114,548

Wireless Telecommunication Services - 0.1%
Sprint Corp. *	1,579	7,153
Telephone & Data Systems, Inc.	204	6,051
United States Cellular Corp. *	41	1,610
		14,814

Total Common Stocks (Cost $10,664,865)		10,986,696

See notes to Schedule of Investments

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.3%
State Street Bank Time Deposit, 0.293%, 7/1/16	150,464	150,464

Total Time Deposit (Cost $150,464)		150,464

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
State Street Institutional U.S. Government Money Market Fund, 0.25%	256,367	256,367

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $256,367)		256,367

TOTAL INVESTMENTS (Cost $11,071,696) - 102.2%		11,393,527
Other assets and liabilities, net - (2.2%)		(249,353)
NET ASSETS - 100.0%		$11,144,174

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $249,548.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $168, which represents 0.0% of the net assets of the Fund as of June 30, 2016.

Abbreviations:
CVR:	Contingent Value Rights
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Responsible Index Series, Inc. (the “Trust”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is comprised of five separate funds. Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, and Calvert U.S. Mid Cap Core Responsible Index Fund (each a “Fund”, together the “Funds”) are each registered as diversified funds. Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund commenced operations on October 30, 2015. The operations of each Fund are accounted for separately. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund's investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds' investments by major category are as follows:

Common stocks and rights securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Funds, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. Calvert Developed Markets Ex-U.S. Responsible Index Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.

Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of the Funds' holdings as of June 30, 2016, based on the inputs used to value them:

U.S. Large Cap Core Responsible Index Fund	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$712,247,331	$5,840	$—	$712,253,171
Time Deposit	—	3,024,364	—	3,024,364
Short Term Investment of Cash Collateral For Securities Loaned	10,663,435	—	—	10,663,435
TOTAL	$722,910,766	$3,030,204	$—	$725,940,970

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

U.S. Large Cap Growth Responsible Index Fund	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$42,903,705	$627	$—	$42,904,332
Time Deposit	—	252,121	—	252,121
Short Term Investment of Cash Collateral For Securities Loaned	559,633	—	—	559,633
TOTAL	$43,463,338	$252,748	$—	$43,716,086

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

U.S. Large Cap Value Responsible Index Fund	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$96,244,007	$—	$—	$96,244,007
Time Deposit	—	312,509	—	312,509
Short Term Investment of Cash Collateral For Securities Loaned	419,815	—	—	419,815
TOTAL	$96,663,822	$312,509	$—	$96,976,331

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Developed Markets Ex-U.S. Responsible Index Fund	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$889,725	$8,160,943	*** $—	$9,050,668
Time Deposit	—	104,028	—	104,028
Short Term Investment of Cash Collateral For Securities Loaned	125,595	—	—	125,595
TOTAL	$1,015,320	$8,264,971	$—	$9,280,291

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. On June 30, 2016, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

There were no transfers between levels during the period.

U.S. Mid Cap Core Responsible Index Fund	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$10,986,528	$168	$—	$10,986,696
Time Deposit	—	150,464	—	150,464
Short Term Investment of Cash Collateral For Securities Loaned	256,367	—	—	256,367
TOTAL	$11,242,895	$150,632	$—	$11,393,527

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2016.

U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
Unrealized appreciation	$92,039,774
Unrealized (depreciation)	(21,873,858)
Net unrealized appreciation (depreciation)	$70,165,916
Federal income tax cost of investments	$655,775,054

U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
Unrealized appreciation	$2,732,294
Unrealized (depreciation)	(1,485,198)
Net unrealized appreciation (depreciation)	$1,247,096
Federal income tax cost of investments	$42,468,990

U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
Unrealized appreciation	$5,616,735
Unrealized (depreciation)	(3,034,542)
Net unrealized appreciation (depreciation)	$2,582,193
Federal income tax cost of investments	$94,394,138

DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
Unrealized appreciation	$281,356
Unrealized (depreciation)	(661,507)
Net unrealized appreciation (depreciation)	($380,151)
Federal income tax cost of investments	$9,660,442

U.S. MID CAP CORE RESPONSIBLE INDEX FUND
Unrealized appreciation	$644,267
Unrealized (depreciation)	(367,036)
Net unrealized appreciation (depreciation)	$277,231
Federal income tax cost of investments	$11,116,296

NOTE C — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT RESPONSIBLE INDEX SERIES, INC.
By:    /s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    August 22, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer – Principal Financial Officer
Date:    August 22, 2016